UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Federal Farm Credit Bank Discount Notes:(a)
0.25%, 2/04/11	$10,000	$9,999,792
0.17%, 5/02/11	10,000	9,995,750
0.23%, 8/10/11	4,000	3,995,145
0.25%, 10/05/11	8,000	7,986,333
Federal Farm Credit Bank Variable Rate Notes:(b)
0.60%, 4/27/11	5,000	5,000,000
0.24%, 11/02/11	6,000	6,000,051
0.20%, 11/17/11	5,500	5,498,454
0.21%, 12/16/11	10,000	9,999,129
0.28%, 5/14/12	5,000	5,001,323
0.34%, 1/14/13	5,000	4,999,029
Federal Home Loan Bank Bonds, 5.30%, 5/02/11	5,000	5,063,696
Federal Home Loan Bank Discount Notes:(a)
0.13%, 2/04/11	2,870	2,869,969
0.21%, 2/14/11	3,250	3,249,754
0.18%, 2/23/11	1,714	1,713,811
0.17%, 3/11/11	19,750	19,746,456
0.18%, 3/15/11	2,521	2,520,471
0.18%, 4/13/11	6,111	6,108,831
0.20%, 4/13/11	8,427	8,423,676
0.21%, 4/15/11	2,200	2,199,063
0.17%, 4/27/11	5,000	4,997,993
0.20%, 4/29/11	974	973,529
0.21%, 5/25/11	1,885	1,883,757
0.23%, 5/25/11	1,080	1,079,220
0.25%, 8/04/11	2,300	2,297,061

Total U.S. Government Sponsored Agency Obligations – 59.8%		131,602,293

U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.13%, 2/03/11	9,338	9,337,932
0.14%, 2/03/11	13,110	13,109,898
0.13%, 2/10/11	10,902	10,901,633
0.17%, 2/10/11	2,785	2,784,882
0.13%, 2/17/11	34,625	34,622,999
0.14%, 2/17/11	11,446	11,445,288
0.16%, 2/17/11	766	765,947
0.15%, 3/10/11	3,465	3,464,466
0.21%, 6/02/11	5,000	4,996,471
0.23%, 6/30/11	5,000	4,995,344
U.S. Treasury Notes,
1.00%, 10/31/11	2,000	2,011,067

Total U.S. Treasury Obligations – 44.7%		98,435,927

Total Investments (Cost $230,038,220*) – 104.5%		230,038,220
Liabilities in Excess of Other Assets – (4.5)%		(9,963,778)

Net Assets – 100.0%		$220,074,442

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$230,038,220	–	$230,038,220

[1]	See above Schedule of Investments for values in each security type.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tender
	AMT	Alternative Minimum Tax (subject to)	PCRB	Pollution Control Revenue Bonds
	BAN	Bond Anticipation Notes	PSF	Permanent School Fund
	BHAC-CR	Berkshire Hathaway Assurance Corp.-Custodial Receipts	PUTTERS	Puttable Tax-Exempt Receipts
	CalPERS	California Public Employees’ Retirement System	Q-SBLF	Qualified School Board Loan Fund
	CalSTRS	California State Teachers’ Retirement System	RAN	Revenue Anticipation Notes
	COP	Certificates of Participation	RB	Revenue Bonds
	GO	General Obligation Bonds	ROC	Reset Option Certificates
	GTD	Guaranteed	SBPA	Stand-by Bond Purchase Agreement
	IDA	Industrial Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
	IDRB	Industrial Development Revenue Bonds	TAN	Tax Anticipation Notes
	ISD	Independent School District	TECP	Tax-Exempt Commercial Paper
	LOC	Letter of Credit	TRAN	Tax Revenue Anticipation Notes
	MB	Municipal Bonds	VRDN	Variable Rate Demand Notes
			VRDP	Variable Rate Demand Preferred

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	1

Schedule of Investments January 31, 2011 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Mortgage-Backed Securities,
0.23%, 2/01/11(a)	$201,275	$201,275,000
Fannie Mae Discount Notes:(a)
0.18%, 2/14/11	88,500	88,494,248
0.18%, 2/15/11	475,000	474,966,750
0.18%, 2/16/11	125,000	124,990,625
0.18%, 2/17/11	85,000	84,993,200
0.23%, 3/01/11	165,000	164,970,483
0.19%, 4/01/11	190,517	190,457,675
0.20%, 4/06/11	20,900	20,892,569
0.25%, 4/11/11	65,000	64,968,854
0.20%, 4/20/11	35,000	34,984,833
0.51%, 4/25/11	70,000	69,917,692
0.50%, 4/26/11	100,000	99,883,333
0.51%, 5/02/11	42,000	41,946,450
0.23%, 5/11/11	25,043	25,027,161
0.50%, 6/03/11	80,000	79,864,444
0.42%, 7/11/11	75,000	74,860,000
0.42%, 7/12/11	75,000	74,859,125
0.21%, 8/01/11	100,000	99,894,417
Fannie Mae Variable Rate Notes:(b)
0.28%, 8/23/12	57,800	57,772,743
0.28%, 11/23/12	185,000	184,898,559
0.26%, 12/20/12	200,000	199,923,990
0.34%, 1/10/13	175,000	174,931,530
Federal Farm Credit Bank Discount Notes:(a)
0.25%, 2/04/11	15,000	14,999,688
0.17%, 5/02/11	8,400	8,396,430
0.23%, 8/10/11	58,000	57,929,594
0.25%, 10/05/11	75,000	74,871,875
0.25%, 10/12/11	35,000	34,938,507
Federal Farm Credit Bank Variable Rate Notes:(b)
0.60%, 4/27/11	95,500	95,500,000
0.40%, 5/05/11	145,000	144,996,430
0.23%, 4/26/12	40,000	39,985,033
0.34%, 1/14/13	45,000	44,991,257
Federal Home Loan Bank Bonds:
0.42%, 2/01/11	78,000	78,000,000
0.30%, 11/16/11	130,000	129,984,851
0.32%, 12/01/11	220,000	219,954,343
Federal Home Loan Bank Discount Notes:(a)
0.13%, 2/02/11	1,983	1,982,993
0.16%, 2/04/11	1,920	1,919,974
0.39%, 2/16/11	71,000	70,988,463
0.22%, 2/23/11	80,000	79,989,245
0.18%, 4/13/11	93,889	93,855,669
0.20%, 4/13/11	4,073	4,071,394
0.17%, 4/27/11	5,000	4,997,993
0.20%, 4/29/11	21,155	21,144,775
0.20%, 5/04/11	70,000	69,964,222
0.23%, 5/11/11	95,609	95,548,527
0.23%, 5/13/11	26,000	25,983,223
0.18%, 5/20/11	81,000	80,956,260
Federal Home Loan Bank Variable Rate Notes:(b)
0.17%, 7/20/11	70,000	69,990,105
0.17%, 7/28/11	155,000	154,973,233
0.23%, 1/23/12	83,000	82,979,553
Freddie Mac Discount Notes:(a)
0.22%, 2/22/11	30,000	29,996,150
0.18%, 3/07/11	1,000	999,830
0.29%, 3/08/11	207,397	207,338,914
0.21%, 4/04/11	150,000	149,947,042
0.21%, 4/06/11	88,100	88,067,109
0.20%, 4/12/11	110,000	109,958,292
0.20%, 4/18/11	200,440	200,355,370
0.19%, 5/02/11	150,000	149,928,750
0.20%, 5/04/11	1,440	1,439,264
0.19%, 5/17/11	24,250	24,236,561
0.25%, 5/17/11	125,000	124,908,854
0.19%, 5/19/11	15,000	14,991,529
0.22%, 7/26/11	270,000	269,711,250
0.20%, 8/23/11	100,000	99,887,222
0.24%, 9/14/11	22,100	22,066,850
Freddie Mac Variable Rate Notes:(b)
0.33%, 2/14/11	530,000	529,997,976
0.36%, 4/01/11	276,100	276,143,441
0.21%, 12/29/11	250,000	249,885,509
0.33%, 1/09/12	100,000	99,962,035
0.18%, 1/11/12	50,000	49,962,651
0.22%, 2/16/12	218,000	217,899,493
0.24%, 5/11/12	125,000	124,920,408
0.34%, 1/24/13	50,000	49,960,102

Total U.S. Government Sponsored Agency Obligations – 60.0%		7,531,231,920

U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.13%, 2/03/11	2,770	2,769,980
0.19%, 5/26/11	100,000	99,939,042
0.20%, 6/02/11	100,000	99,932,778
0.30%, 12/15/11	150,000	149,610,354
U.S. Treasury Notes,
1.00%, 10/31/11	80,000	80,445,534

Total U.S. Treasury Obligations – 3.5%		432,697,688

Repurchase Agreements
Barclays Capital, Inc.,
0.21%, 2/01/11	100,000	100,000,000

(Purchased on 1/31/11 to be repurchased at $100,000,583, collateralized by U.S. Treasury Note, 4.63% due at 12/31/11, par and fair value of $97,734,043 and $102,000,001, respectively) Citigroup Global Markets, Inc.,

0.24%, 2/01/11	315,000	315,000,000

(Purchased on 1/31/11 to be repurchased at $315,002,100, collateralized by various U.S. government sponsored agency obligations, 2.23% to 6.50% due from 10/01/18 to 1/15/41, aggregate par and fair value of $692,627,487 and $323,795,177, respectively)

2	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Deutsche Bank Securities Inc.,
0.22%, 2/01/11	$419,000	$419,000,000

(Purchased on 1/31/11 to be repurchased at $419,002,560, collateralized by various U.S. Treasury and U.S. government sponsored agency obligations, 0.00% to 4.00% due from 8/15/21 to 1/20/41, aggregate par and fair value of $494,585,193 and $427,380,000, respectively)

Deutsche Bank Securities Inc.,
0.23%, 2/07/11	600,000	600,000,000

(Purchased on 10/08/10 to be repurchased at $600,467,667, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.23% due from 4/01/19 to 12/01/47, aggregate par and fair value of $1,349,696,308 and $618,000,000, respectively)

Deutsche Bank Securities Inc.,
0.24%, 2/17/11	450,000	450,000,000

(Purchased on 10/20/10 to be repurchased at $450,360,000, collateralized by U.S. government sponsored agency obligation, 4.00% due at 1/01/41, par and fair value of $465,743,331 and $463,500,001, respectively)

Goldman Sachs & Co.,
0.21%, 2/01/11	160,000	160,000,000

(Purchased on 1/25/11 to be repurchased at $160,006,533, collateralized by various U.S. government sponsored agency obligations, 4.50% to 6.00% due from 12/15/34 to 1/20/41, aggregate par and fair value of $230,201,303 and $163,200,000, respectively)

Goldman Sachs & Co.,
0.21%, 2/01/11	150,000	150,000,000

(Purchased on 1/31/11 to be repurchased at $150,000,875, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 6/01/33 to 1/01/41, aggregate par and fair value of $268,448,591 and $154,500,000, respectively)

Goldman Sachs & Co.,
0.21%, 2/02/11	500,000	500,000,000

(Purchased on 1/26/11 to be repurchased at $500,020,417, collateralized by various U.S. government sponsored agency obligations, 5.00% to 7.00% due from 12/15/32 to 8/15/40, aggregate par and fair value of $580,058,052 and $510,000,000, respectively)

HSBC Securities (USA) Inc.,
0.21%, 2/01/11	252,672	252,672,000

(Purchased on 1/31/11 to be repurchased at $252,673,474, collateralized by various U.S. Treasury obligations, 0.50% to 4.88% due from 2/15/12 to 10/15/13, aggregate par and fair value of $251,162,000 and $257,726,231, respectively)

JPMorgan Securities Inc.,
0.20%, 2/01/11	271,756	271,756,000

(Purchased on 1/31/11 to be repurchased at $271,757,510, collateralized by various U.S. Treasury obligations, 0.00% to 1.38% due from 9/15/12 to 5/15/40, aggregate par and fair value of $620,081,350 and $277,194,265, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.21%, 2/01/11	125,000	125,000,000

(Purchased on 1/31/11 to be repurchased at $125,000,729, collateralized by various U.S. Treasury obligations, 1.25% to 3.75% due from 10/31/15 to 11/15/18, aggregate par and fair value of $119,719,400 and $127,500,093, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.22%, 2/01/11	100,000	100,000,000

(Purchased on 1/31/11 to be repurchased at $100,000,611, collateralized by various U.S. government sponsored agency obligations, 4.00% to 4.50% due from 12/01/40 to 1/01/41, aggregate par and fair value of $100,233,873 and $103,000,001, respectively)

Morgan Stanley & Co.,
0.22%, 2/01/11	100,000	100,000,000

(Purchased on 1/31/11 to be repurchased at $100,000,611, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.50% due from 11/15/20 to 10/01/40, aggregate par and fair value of $990,827,043 and $103,000,001, respectively)

RBS Securities Inc.,
0.23%, 2/01/11	295,173	295,173,000

(Purchased on 1/31/11 to be repurchased at $295,174,886, collateralized by various U.S. government sponsored agency obligations, 3.50% to 6.50% due from 12/01/23 to 12/01/40, aggregate par and fair value of $367,360,479 and $304,031,663, respectively)

RBS Securities Inc.,
0.22%, 2/03/11	400,000	400,000,000

(Purchased on 12/08/10 to be repurchased at $400,139,333, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.09% due from 8/01/29 to 2/01/41, aggregate par and fair value of $599,485,566 and $412,002,148, respectively)

UBS Securities LLC,
0.21%, 2/01/11	286,555	286,555,000

(Purchased on 1/31/11 to be repurchased at $286,556,672, collateralized by various U.S. Treasury obligations, 0.00% to 0.38% due from 4/14/11 to 10/31/12, aggregate par and fair value of $292,450,600 and $292,286,155, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	3

Schedule of Investments (concluded)	FedFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
UBS Securities LLC,
0.23%, 2/01/11	$100,000	$100,000,000

(Purchased on 1/31/11 to be repurchased at $100,000,639, collateralized by various U.S. government sponsored agency obligations, 0.00% to 20.16% due from 5/25/21 to 7/15/40, aggregate par and fair value of $158,570,000 and $107,000,001, respectively)

Total Repurchase Agreements – 36.8%		4,625,156,000

Total Investments (Cost $12,589,085,608*) – 100.3%		12,589,085,608
Liabilities in Excess of Other Assets – (0.3)%		(33,521,366)

Net Assets – 100.0%		$12,555,564,242

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

•	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2010	Net Activity (Par)	Par at January 31, 2011	Income
PNC Bank N.A.	$32,400,000	$(32,400,000)	–	$15,792

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$12,589,085,608	–	$12,589,085,608

[1]	See above Schedule of Investments for values in each security type.

4	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Yankee – 33.2%(a)
Bank of Montreal, Chicago:
0.24%, 2/22/11	$50,000	$50,000,000
0.24%, 2/24/11	50,000	50,000,000
0.27%, 3/01/11	75,000	75,000,000
0.31%, 8/29/11(b)	40,500	40,500,000
0.36%, 11/23/11(b)	25,000	24,997,954
Bank of Nova Scotia, Houston:
0.25%, 2/28/11	100,000	100,000,000
0.28%, 4/05/11	150,000	150,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	75,000	75,000,000
0.40%, 3/04/11	50,000	50,000,000
0.38%, 5/19/11	110,000	110,000,000
BNP Paribas S.A., New York:
0.38%, 5/04/11	115,000	115,000,000
0.39%, 5/05/11	75,000	75,000,000
Canadian Imperial Bank of Commerce, New York,
0.31%, 7/18/11(b)	52,060	52,060,000
Credit Agricole CIB, New York,
0.40%, 2/08/11	100,000	100,000,000
Credit Industriel et Commercial, New York:
0.51%, 2/09/11	27,000	27,000,000
0.54%, 3/04/11	25,000	25,000,000
Credit Suisse, New York,
0.28%, 4/12/11	90,000	90,000,000
Deutsche Bank A.G., New York:
0.28%, 2/18/11	50,000	50,000,000
0.30%, 4/06/11	150,000	150,000,000
Dexia Credit Local S.A., New York - GTD,
2.05%, 2/17/11(c)	121,000	121,000,000
KBC Bank N.V., New York,
0.45%, 2/04/11	50,000	50,000,000
Lloyds TSB Bank Plc, New York:
0.62%, 2/11/11	65,000	65,000,000
0.55%, 2/18/11	50,000	50,000,000
National Australia Bank Ltd., New York:
0.34%, 11/09/11(b)	100,000	100,000,000
0.35%, 2/10/12(b)	42,000	42,000,000
Rabobank Nederland N.V., New York,
0.35%, 9/15/11(b)	52,000	52,000,000
Royal Bank of Canada, New York:
0.35%, 10/14/11(b)	60,000	60,000,000
0.35%, 11/10/11(b)	50,000	50,000,000
Royal Bank of Scotland Plc, Connecticut:
0.61%, 2/17/11	75,000	75,000,000
0.49%, 4/14/11	100,000	100,000,000
0.49%, 4/18/11	50,000	50,000,000
0.49%, 4/19/11	53,000	53,000,000
Societe Generale, New York:
0.39%, 2/03/11(b)	25,000	25,000,000
0.39%, 4/21/11(b)	75,000	75,000,000
Svenska Handelsbanken AB, New York,
0.31%, 3/28/11	75,000	75,000,572
Toronto Dominion Bank, New York:
0.26%, 2/04/11(b)	21,000	21,000,000
0.28%, 3/22/11	100,000	100,000,000
0.34%, 1/12/12(b)	42,500	42,500,000
Unicredit SpA, New York,
0.49%, 2/10/11	80,000	80,000,000

Total Certificates of Deposit – 33.2%		2,696,058,526

Commercial Paper
Antalis US Funding Corp.,
0.34%, 2/14/11(d)	30,000	29,996,317
Argento Variable Funding Co. LLC,
0.37%, 2/23/11(d)	50,000	49,988,694
Atlantis One Funding Corp.:
0.25%, 2/24/11(d)	100,000	99,984,028
0.30%, 4/04/11(d)	50,000	49,974,167
Cancara Asset Securitisation LLC,
0.46%, 4/28/11(d)	100,000	99,890,111
Commonwealth Bank of Australia:
0.26%, 2/03/11(d)	100,000	99,998,556
0.27%, 4/28/11(d)	15,900	15,889,744
0.34%, 10/06/11(b)	50,000	49,996,492
Falcon Asset Securitization Co. LLC,
0.33%, 2/14/11(d)	45,000	44,994,637
Grampian Funding LLC,
0.32%, 2/11/11(d)	83,000	82,992,622
JPMorgan Chase & Co.:
0.25%, 2/11/11(d)	50,000	49,996,528
0.25%, 2/22/11(d)	100,000	99,985,417
Nordea North America, Inc. DE,
0.27%, 3/14/11(d)	75,000	74,976,937
NRW Bank:
0.42%, 2/18/11(d)	100,000	99,980,167
0.40%, 3/03/11(d)	25,000	24,991,667
Societe Generale N.A., Inc.,
0.40%, 5/12/11(d)	50,000	49,944,444
US Collateralized Commercial Paper,
0.32%, 2/03/11(d)	34,000	33,999,396
Westpac Banking Corp.:
0.34%, 1/06/12(b)	84,500	84,500,000
0.42%, 1/13/12(b)	95,000	95,000,000
Windmill Funding Corp.,
0.40%, 3/04/11(d)	40,000	39,986,222

Total Commercial Paper – 15.7%		1,277,066,146

Corporate Notes
KBC Bank N.V., New York,
1.77%, 3/01/11(c)	61,090	61,090,000
Rabobank Nederland N.V.,
2.05%, 4/07/11(c)(e)	96,800	96,800,000

Total Corporate Notes – 1.9%		157,890,000

Master Notes – 1.1%
Merrill Lynch Pierce Fenner & Smith Inc.,
0.35%, 2/01/11(c)	90,000	90,000,000

Municipal Bonds(c)
Antelope Valley - East Kern Water Agency COP Series 2008A-2 VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 2/07/11	28,450	28,450,000
California GO Series 2003B-3 VRDN (CalSTRS LOC, JPMorgan Chase & Co. LOC, CalPERS LOC),
0.27%, 2/07/11	25,000	25,000,000
California GO Series 2005A-2-2 VRDN (Royal Bank of Canada LOC),
0.25%, 2/07/11	20,000	20,000,000
California GO Series 2005B-5 VRDN (Barclays Bank Plc LOC),
0.28%, 2/07/11	17,770	17,770,000
California GO Series 2005B-6 VRDN (KBC Bank N.A. LOC),
0.28%, 2/01/11	13,000	13,000,000
East Bay Municipal Utility District Water System RB Series 2002A VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.33%, 2/07/11	60,245	60,245,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	5

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
Indiana Health Facilities Financing Authority Hospital RB (Clarion Health Project) Series 2003D VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.57%, 2/07/11	$42,360	$42,360,000
Jacksonville Trasportation RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA),
0.30%, 2/07/11	20,000	20,000,000
Long Island Power Authority Electric System RB Series 2003 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.32%, 2/07/11	60,850	60,850,000
Maryland Community Development Administration Department of Housing & Community Development RB (Residential Project) Series 2006J AMT VRDN (State Street Bank & Trust Co. SBPA),
0.29%, 2/07/11	57,000	57,000,000
Massachusetts Development Finance Agency RB (Wentworth Institute of Technology, Inc. Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC),
0.30%, 2/07/11	13,685	13,685,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.29%, 2/07/11	123,000	123,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply RB Series 2009 VRDN (Royal Bank of Canada SBPA, Royal Bank of Canada Guaranty),
0.29%, 2/07/11	50,000	50,000,000
New York City GO Series 2008J-13 VRDN (Lloyds TSB Bank Plc SBPA),
0.37%, 2/07/11	35,350	35,350,000
New York City GO Series 2008J-14 VRDN (Lloyds TSB Bank Plc SBPA),
0.37%, 2/07/11	16,850	16,850,000
New York Housing Financing Agency RB (Kew Gardens Hills Project) Series 2003A VRDN (Fannie Mae LOC, Fannie Mae Liquidity Facility),
0.30%, 2/07/11	33,530	33,530,000
Oklahoma Turnpike Authority RB Series 2006C VRDN (Bank of America N.A. SBPA),
0.26%, 2/07/11	46,400	46,400,000

Total Municipal Bonds – 8.2%		663,490,000

Closed-End Investment Companies(c)(e)
California – 0.2%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	4,200	4,200,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	5,000	5,000,000

		14,200,000

New York – 0.3%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	8,700	8,700,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	8,200	8,200,000
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	6,900	6,900,000

		23,800,000

Total Closed-End Investment Companies – 0.5%		38,000,000

Time Deposits
Branch Banking & Trust Co.,
0.19%, 2/01/11	50,000	50,000,000
Societe Generale,
0.18%, 2/01/11	214,000	214,000,000

Total Time Deposits – 3.2%		264,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.20%, 3/01/11	45,000	44,993,175
0.16%, 3/14/11	50,000	49,990,889
0.20%, 7/20/11	38,500	38,464,757
0.21%, 7/20/11	50,000	49,950,708
0.20%, 7/27/11	75,000	74,928,500
Fannie Mae Variable Rate Notes:(b)
0.25%, 7/26/12	58,000	57,982,830
0.28%, 8/23/12	50,000	49,976,345
0.29%, 9/17/12	75,000	74,975,318
0.29%, 12/20/12	42,500	42,483,784
Freddie Mac Discount Notes:(d)
0.28%, 3/08/11	60,000	59,983,666
0.18%, 4/26/11	50,000	49,979,000
0.19%, 5/09/11	40,000	39,980,061
0.21%, 5/23/11	56,510	56,473,410
0.25%, 5/25/11	40,000	39,968,611
0.21%, 6/06/11	150,630	150,520,166
0.21%, 6/13/11	25,000	24,980,750
Freddie Mac Variable Rate Notes:(b)
0.33%, 2/14/11	113,315	113,314,244
0.21%, 12/29/11	40,000	39,981,681
0.23%, 4/03/12	40,000	39,981,013
0.24%, 5/11/12	25,000	24,984,082
0.34%, 1/24/13	45,000	44,964,091

Total U.S. Government Sponsored Agency Obligations – 14.4%		1,168,857,081

U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.19%, 2/24/11	50,000	49,994,010
0.19%, 3/17/11	25,000	24,994,195
0.19%, 3/31/11	50,000	49,984,694
0.19%, 5/26/11	180,000	179,890,592
0.20%, 6/02/11	90,000	89,939,500
0.21%, 6/02/11	36,000	35,974,046
0.22%, 6/30/11	30,000	29,973,304
0.20%, 7/07/11	55,000	54,952,333
0.19%, 7/28/11	90,000	89,917,142
0.20%, 7/28/11	23,500	23,476,372
0.27%, 9/22/11	50,000	49,914,243
0.21%, 10/20/11	100,000	99,847,750
U.S. Treasury Notes,
0.88%, 3/31/11	50,000	50,052,715

Total U.S. Treasury Obligations – 10.2%		828,910,896

6	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	TempCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Citigroup Global Markets, Inc.,
0.55%, 2/01/11	$50,000	$50,000,000

(Purchased on 1/31/11 to be repurchased at $50,000,764, collateralized by various U.S. government sponsored agency obligations, 1.41% to 5.00% due from 5/25/30 to 8/16/39, aggregate par and fair value of $130,565,114 and $53,500,000, respectively)

Citigroup Global Markets, Inc.,
0.45%, 2/01/11	75,000	75,000,000

(Purchased on 1/31/11 to be repurchased at $75,000,938, collateralized by various U.S. government sponsored agency obligations, 4.00% to 6.95% due from 5/15/24 to 1/25/41, aggregate par and fair value of $197,304,240 and $80,250,000, respectively)

Deutsche Bank Securities Inc.,
0.21%, 2/01/11	150,000	150,000,000

(Purchased on 1/31/11 to be repurchased at $150,000,875, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.00% due from 3/18/11 to 9/23/13, aggregate par and fair value of $152,870,000 and $153,000,970, respectively)

Deutsche Bank Securities Inc.,
0.30%, 2/01/11	25,000	25,000,000

(Purchased on 1/31/11 to be repurchased at $25,000,208, collateralized by various corporate/debt obligations, 0.00% to 6.30% due from 4/15/13 to 12/11/49, aggregate par and fair value of $261,617,009 and $26,750,000, respectively)

Deutsche Bank Securities Inc.,
0.22%, 2/01/11	354,445	354,445,000

(Purchased on 1/31/11 to be repurchased at $354,447,166, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.00% due from 9/01/24 to 7/01/40, aggregate par and fair value of $394,776,355 and $365,078,351, respectively)

Goldman Sachs & Co.,
0.21%, 2/01/11	200,000	200,000,000

(Purchased on 1/25/11 to be repurchased at $200,008,167, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.00% due from 7/20/25 to 12/20/40, aggregate par and fair value of $226,881,585 and $206,000,000, respectively)

HSBC Securities (USA) Inc.,
0.32%, 2/01/11	10,000	10,000,000

(Purchased on 1/31/11 to be repurchased at $10,000,089, collateralized by various corporate/debt obligations, 1.25% to 5.13% due from 2/15/11 to 6/17/19, aggregate par and fair value of $10,519,982 and $10,700,913, respectively)

JPMorgan Securities Inc.,
0.60%, 2/01/11	65,000	65,000,000

(Purchased on 1/31/11 to be repurchased at $65,001,083, collateralized by various corporate/debt obligations, 0.00% to 7.85% due from 3/25/13 to 10/25/47, aggregate par and fair value of $128,672,328 and $69,552,192, respectively)

Morgan Stanley & Co.,
0.25%, 2/01/11	5,000	5,000,000

(Purchased on 1/31/11 to be repurchased at $5,000,035, collateralized by various corporate/debt obligations, 0.00% to 3.25% due from 2/01/11 to 12/28/12, aggregate par and fair value of $5,240,810 and $5,350,001, respectively)

RBS Securities Inc.,
0.35%, 2/01/11	5,000	5,000,000

(Purchased on 1/31/11 to be repurchased at $5,000,049, collateralized by U.S. government sponsored agency obligation, 3.50% due at 1/01/31, par and fair value of $5,240,000 and $5,151,670, respectively)

UBS Securities LLC,
0.38%, 2/01/11	5,000	5,000,000

(Purchased on 1/31/11 to be repurchased at $5,000,053, collateralized by various corporate/debt obligations, 0.42% to 13.00% due from 12/09/11 to 10/01/40, aggregate par and fair value of $5,164,512 and $5,350,000, respectively)

Total Repurchase Agreements – 11.6%		944,445,000

Total Investments (Cost $8,128,717,649*) – 100.0%		8,128,717,649
Other Assets Less Liabilities – 0.0%		1,079,710

Net Assets – 100.0%		$8,129,797,359

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	7

Schedule of Investments (concluded)	TempCash

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$8,128,717,649	–	$8,128,717,649

[1]	See above Schedule of Investments for values in each security type.

8	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit
Domestic – 0.2%
State Street Bank & Trust Co.,
0.39%, 2/10/11	$170,000	$170,000,000

Yankee – 41.7%(a)
Bank of Montreal, Chicago:
0.25%, 2/01/11	500,000	500,000,000
0.24%, 2/22/11	440,000	440,000,000
0.24%, 2/24/11	424,000	424,000,000
0.27%, 3/01/11	202,274	202,274,000
0.31%, 8/29/11(b)	200,000	200,000,000
0.36%, 11/23/11(b)	100,000	99,991,818
Bank of Nova Scotia, Houston:
0.24%, 2/02/11	800,000	800,000,000
0.24%, 2/22/11	820,000	819,997,610
0.25%, 2/28/11	300,000	300,000,000
0.27%, 3/01/11	453,500	453,500,000
0.26%, 3/10/11	698,000	697,996,415
0.28%, 4/05/11	230,000	230,000,000
0.27%, 5/03/11	75,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.29%, 2/04/11	1,000,000	1,000,000,000
0.30%, 3/11/11	1,165,000	1,165,000,000
0.30%, 4/11/11	834,000	834,000,000
Barclays Bank Plc, New York:
0.42%, 2/18/11	525,000	525,000,000
0.40%, 3/04/11	511,000	511,000,000
0.38%, 5/19/11	814,500	814,500,000
BNP Paribas S.A., New York:
0.38%, 5/04/11	882,200	882,200,000
0.39%, 5/05/11	708,000	708,000,000
Canadian Imperial Bank of Commerce, New York,
0.31%, 7/18/11(b)	440,125	440,125,000
Credit Agricole CIB, New York:
0.40%, 2/08/11	760,000	760,000,000
0.32%, 2/14/11	500,000	500,000,000
0.41%, 4/08/11	690,000	690,000,000
Credit Industriel et Commercial, New York,
0.51%, 2/09/11	220,000	220,000,000
Credit Suisse, New York,
0.28%, 4/12/11	774,300	774,300,000
Deutsche Bank A.G., New York:
0.28%, 2/18/11	400,000	400,000,000
0.40%, 2/18/11	225,000	225,012,714
0.28%, 2/23/11	500,000	500,000,000
0.30%, 4/06/11	650,000	650,000,000
Dexia Credit Local S.A., New York - GTD,
2.05%, 2/17/11(c)	793,500	793,500,000
Lloyds TSB Bank Plc, New York:
0.62%, 2/11/11	714,000	714,000,000
0.55%, 2/18/11	205,000	205,000,000
0.46%, 4/07/11	600,000	600,000,000
National Australia Bank Ltd., New York,
0.35%, 2/10/12(b)	343,000	343,000,000
Natixis S.A., New York,
0.24%, 2/03/11	500,000	500,000,000
Nordea Bank Finland Plc, New York,
0.27%, 3/14/11	700,000	700,000,000
Rabobank Nederland N.V., New York:
0.26%, 2/09/11(b)	188,000	188,000,000
0.35%, 9/15/11(b)	800,000	800,000,000
Royal Bank of Canada, New York:
0.35%, 10/14/11(b)	550,000	550,000,000
0.36%, 11/10/11(b)	225,000	225,000,000
Royal Bank of Scotland Plc, Connecticut:
0.61%, 2/17/11	300,000	300,000,000
0.49%, 3/01/11(b)	275,000	275,000,000
0.49%, 4/14/11	550,000	550,000,000
0.49%, 4/19/11	600,000	600,000,000
0.49%, 5/06/11(c)	188,000	188,000,000
Societe Generale, New York:
0.39%, 2/03/11(b)	431,000	431,000,000
0.39%, 4/21/11(b)	797,000	797,000,000
Svenska Handelsbanken AB, New York:
0.28%, 2/01/11	388,000	388,000,000
0.27%, 2/22/11	125,000	124,999,635
0.31%, 3/28/11	463,000	463,003,532
Toronto Dominion Bank, New York:
0.26%, 2/04/11(b)	208,450	208,450,000
0.25%, 3/08/11	200,000	200,000,000
0.28%, 3/18/11	335,000	335,000,000
0.25%, 4/27/11	210,000	210,000,000
0.34%, 1/12/12(b)	340,250	340,250,000

		27,871,100,724

Total Certificates of Deposit – 41.9%		28,041,100,724

Commercial Paper
Argento Variable Funding Co. LLC:
0.56%, 2/14/11(d)	70,000	69,985,845
0.37%, 2/23/11(d)	75,000	74,983,041
Atlantis One Funding Corp.:
0.25%, 2/07/11(d)	96,965	96,960,960
0.25%, 2/24/11(d)	112,000	111,982,111
0.34%, 3/08/11(d)	275,000	274,909,097
0.35%, 3/16/11(d)	125,000	124,947,743
0.30%, 4/01/11(d)	105,000	104,948,375
0.35%, 4/01/11(d)	250,000	249,856,597
Barton Capital LLC:
0.30%, 4/11/11(d)	60,049	60,014,472
0.30%, 4/12/11(d)	45,037	45,010,728
Cancara Asset Securitisation LLC:
0.35%, 2/17/11(d)	275,000	274,957,222
0.46%, 4/28/11(d)	48,000	47,947,253
Chariot Funding LLC:
0.23%, 2/04/11(d)	50,000	49,999,042
0.24%, 2/14/11(d)	107,027	107,017,724
0.25%, 3/04/11(d)	50,000	49,989,236
0.26%, 4/13/11(d)	190,000	189,902,572
Commonwealth Bank of Australia,
0.34%, 10/06/11(b)	50,000	49,996,492
DNB NOR Bank ASA,
0.28%, 2/28/11(d)	30,000	29,993,700
Falcon Asset Securitization Co. LLC:
0.24%, 2/10/11(d)	98,000	97,994,120
0.33%, 2/14/11(d)	55,000	54,993,446
0.30%, 2/22/11(d)	70,000	69,987,750
0.24%, 3/04/11(d)	75,000	74,984,500
0.26%, 4/04/11(d)	67,000	66,969,999
0.26%, 4/13/11(d)	129,000	128,933,852
ING US Funding LLC,
0.43%, 4/07/11(d)	505,000	504,607,924
JPMorgan Chase & Co.,
0.25%, 2/11/11(d)	485,000	484,966,320
Jupiter Securitization Co. LLC:
0.23%, 2/11/11(d)	50,000	49,996,806
0.26%, 2/14/11(d)	132,322	132,309,576
0.33%, 2/14/11(d)	100,000	99,988,083
0.25%, 3/04/11(d)	100,000	99,978,472
0.27%, 3/07/11(d)	50,000	49,987,250
0.26%, 4/01/11(d)	75,000	74,968,042
0.26%, 4/05/11(d)	65,000	64,970,425

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	9

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Commercial Paper
LMA Americas LLC:
0.27%, 2/17/11(d)	$57,200	$57,193,136
0.27%, 2/25/11(d)	106,500	106,480,830
Metlife Short Term Funding LLC,
0.25%, 2/22/11(d)	50,840	50,832,586
Nordea North America, Inc. DE,
0.27%, 3/14/11(d)	110,000	109,966,175
NRW Bank:
0.40%, 3/03/11(d)	140,000	139,953,333
0.38%, 4/01/11(d)	90,000	89,943,950
Societe Generale N.A., Inc.,
0.40%, 5/12/11(d)	550,000	549,388,889
State Street Bank & Trust Co.,
0.29%, 2/17/11(d)	47,000	46,993,942
Straight-A Funding LLC:
0.26%, 2/01/11(d)	190,406	190,406,000
0.25%, 3/07/11(d)	136,000	135,967,889
0.25%, 3/11/11(d)	100,000	99,973,611
Thames Asset Global Securitization Corp.,
0.41%, 3/17/11(d)	125,000	124,937,361
Thunder Bay Funding LLC,
0.28%, 3/03/11(d)	54,108	54,095,375
UBS Finance Delaware LLC,
0.18%, 2/03/11(d)	100,000	99,999,000
US Collateralized Commercial Paper,
0.32%, 2/03/11(d)	265,500	265,495,280
Variable Funding Capital Co. LLC,
0.27%, 4/06/11(d)	90,000	89,956,800
Westpac Banking Corp.:
0.34%, 1/06/12(b)	709,000	709,000,000
0.42%, 1/13/12(b)	762,700	762,700,000
Windmill Funding Corp.:
0.40%, 3/04/11(d)	65,000	64,977,611
0.42%, 3/21/11(d)	75,000	74,958,000

Total Commercial Paper – 11.8%		7,892,258,543

Corporate Notes
KBC Bank N.V., New York,
1.77%, 3/01/11(c)	400,640	400,640,000
Rabobank Nederland N.V.,
2.05%, 4/07/11(c)(e)	686,300	686,300,000

Total Corporate Notes – 1.6%		1,086,940,000

Master Notes – 1.3%
Merrill Lynch Pierce Fenner & Smith Inc.,
0.35%, 2/01/11(c)	891,000	891,000,000

Municipal Bonds(c)
Alaska Housing Finance Corp. RB Series 2009A VRDN,
0.24%, 2/07/11	47,865	47,865,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-1 VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.22%, 2/07/11	46,000	46,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2006C-3 VRDN (Lloyds TSB Bank Plc LOC),
0.21%, 2/07/11	24,000	24,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007B-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.23%, 2/07/11	53,580	53,580,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007E-3 VRDN (Bank of America N.A. LOC),
0.24%, 2/07/11	45,000	45,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2007G-1 VRDN (JPMorgan Chase Bank N.A. LOC),
0.22%, 2/07/11	50,000	50,000,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008A-1 VRDN (JPMorgan Chase Bank N.A. LOC),
0.22%, 2/07/11	99,750	99,750,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008B-1 VRDN (Bank of America N.A. LOC),
0.23%, 2/07/11	54,845	54,845,000
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.23%, 2/07/11	28,880	28,880,000
Broward County School Board COP Series 2004D VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.30%, 2/07/11	53,880	53,880,000
California Department of Water Resource Power Supply RB Series 2002C-4 VRDN (JPMorgan Chase Bank N.A. SBPA, CalSTRS SBPA),
0.25%, 2/07/11	171,900	171,900,000
California Department of Water Resource Power Supply RB Series 2002C-9 VRDN (Bank of America N.A. SBPA, CalSTRS SBPA),
0.27%, 2/07/11	59,000	59,000,000
California GO Series 2005A-1-1 VRDN (Royal Bank of Canada LOC),
0.27%, 2/07/11	20,425	20,425,000
California GO Series 2005A-1-2 VRDN (Royal Bank of Canada LOC),
0.25%, 2/07/11	23,750	23,750,000
California GO Series 2005B-1 VRDN (Bank of America N.A. LOC),
0.27%, 2/07/11	20,000	20,000,000
California GO Series 2005B-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.29%, 2/07/11	33,100	33,100,000
California GO Series 2005B-4 VRDN (JPMorgan Chase & Co. LOC),
0.26%, 2/07/11	49,100	49,100,000
California GO Series 2005B-7 VRDN (JPMorgan Chase & Co. LOC),
0.24%, 2/01/11	47,300	47,300,000
California Housing Finance Agency Home Mortgage RB Series 2001U VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.31%, 2/07/11	25,985	25,985,000
California Housing Finance Agency Home Mortgage RB Series 2002J VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.31%, 2/07/11	23,500	23,500,000
California Housing Finance Agency Home Mortgage RB Series 2003F AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.31%, 2/07/11	75,770	75,770,000
California Housing Finance Agency Home Mortgage RB Series 2003U VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.27%, 2/07/11	20,000	20,000,000
California Housing Finance Agency Home Mortgage RB Series 2005D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.31%, 2/07/11	106,690	106,690,000
California Housing Finance Agency Home Mortgage RB Series 2005H VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.26%, 2/07/11	147,330	147,330,000
California Housing Finance Agency Home Mortgage RB Series 2008D AMT VRDN (Fannie Mae LOC, Freddie Mac LOC),
0.29%, 2/07/11	22,545	22,545,000

10	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds(c)
Charlotte-Mecklenberg Hospital Authority RB (Carolina’s Healthcare System Project) Series 2007D VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.34%, 2/07/11	$25,415	$25,415,000
Connecticut GO Series 2005A-1 VRDN (Dexia Credit Local SBPA),
0.35%, 2/07/11	56,100	56,100,000
Connecticut Health & Educational Facilities Authority RB (Yale University Project) Series 1999U-2 VRDN,
0.22%, 2/07/11	33,900	33,900,000
Connecticut Health & Educational Facility Authority RB (New Haven Hospital Project) Series 2008L-1 VRDN (Bank of America N.A. LOC),
0.27%, 2/07/11	21,800	21,800,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2008E AMT VRDN (GO of Authority, Bank of America N.A. SBPA),
0.31%, 2/01/11	88,000	88,000,000
Connecticut Housing Finance Authority RB Series 2010A-6 VRDN (Merrill Lynch Pierce Fenner & Smith Inc. SBPA),
0.34%, 2/07/11	16,900	16,900,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.33%, 2/07/11	21,910	21,910,000
District of Columbia GO Series 2008C-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.29%, 2/07/11	78,552	78,552,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Insurance, Dexia Credit Local SBPA),
0.32%, 2/07/11	42,700	42,700,000
Harris County IDRB (ExxonMobil Guaranty Project) Series 1997 VRDN,
0.22%, 2/01/11	14,700	14,700,000
Illinois Finance Authority RB (Edward Hospital Project) Series 2009A VRDN (Bank of America N.A. LOC),
0.29%, 2/07/11	34,000	34,000,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.31%, 2/07/11	88,300	88,300,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase & Co. SBPA),
0.29%, 2/07/11	29,385	29,385,000
Kansas Department of Transportation RB Series 2002B-3 VRDN (Barclays Bank Plc SBPA),
0.23%, 2/07/11	38,005	38,005,000
Los Angeles County Metropolitan Transportation Authority RB (Proposition A First Tier Senior Sales Tax Project) Series 2008A-2 VRDN (Bank of America N.A. SBPA),
0.27%, 2/07/11	49,450	49,450,000
Los Angeles Department of Water & Power RB Series 2001B-2 VRDN (RBC Bank USA Inc. SBPA),
0.22%, 2/07/11	31,185	31,185,000
Los Angeles Department of Water & Power RB Series 2001B-6 VRDN (Bank of America N.A. SBPA),
0.24%, 2/01/11	35,800	35,800,000
Lubbock Health Facilities Development Corp. RB (St. Josephs Health System Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 2/01/11	59,385	59,385,000
Massachusetts Bay Transportation Authority RB (General Transportation System Project) Series 2000 VRDN (Dexia Credit Local SBPA),
0.31%, 2/07/11	91,580	91,580,000
Massachusetts Water Resources Authority RB Series 2008A VRDN (Dexia Credit Local SBPA),
0.29%, 2/07/11	64,275	64,275,000
Minneapolis & St Paul Housing & Redevelopment Authority RB (Allina Health Project) Series 2007C-2 VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 2/07/11	51,650	51,650,000
Mississippi Business Finance Corp. RB (Chevron Corp. USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty),
0.24%, 2/01/11	30,000	30,000,000
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2008V-4 VRDN (Bank of America N.A. LOC),
0.30%, 2/07/11	50,000	50,000,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2007 VRDN (BNP Paribas SBPA),
0.24%, 2/07/11	30,000	30,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.33%, 2/07/11	100,000	100,000,000
New Mexico Finance Authority RB Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 2/07/11	46,300	46,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2008B-1 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.25%, 2/07/11	52,267	52,267,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA),
0.25%, 2/07/11	20,000	20,000,000
Orlando & Orange County Expressway Authority RB Series 2003C-1 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.32%, 2/07/11	88,400	88,400,000
Piedmont Municipal Power Agency Ltd. RB Series 2008C VRDN (Assured Guaranty Corp. Insurance, Dexia Credit Local SBPA),
0.33%, 2/07/11	58,000	58,000,000
Sacramento Municipal Utility District RB Series 2008J VRDN (Bank of America N.A. LOC),
0.25%, 2/07/11	71,440	71,440,000
Sacramento Transportation Authority Measure A Sales Tax RB Series 2009B VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.25%, 2/07/11	103,100	103,100,000
Shelby County GO (Public Improvement & School Project) Series 2006B VRDN (CalSTRS SBPA, State Street Bank & Trust Co. SBPA),
0.27%, 2/07/11	55,250	55,250,000
South Placer Wastewater Authority RB Series 2008A VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.27%, 2/07/11	30,800	30,800,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC),
0.26%, 2/07/11	36,395	36,395,000
Texas GO Series 2004E VRDN (Dexia Credit Local SBPA),
0.33%, 2/07/11	13,635	13,635,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.32%, 2/07/11	46,435	46,435,000
Wisconsin Housing & Economic Development Authority RB Series 2003B VRDN (Go of Authority, Fannie Mae LOC, Freddie Mac LOC),
0.30%, 2/07/11	14,860	14,860,000

Total Municipal Bonds – 4.7%		3,170,069,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	11

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Closed-End Investment Companies(c)(e)
California – 0.0%
Nuveen California Performance Plus Municipal Fund, Inc. Series 2010-1-810 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	$4,300	$4,300,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	5,000	5,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	5,000	5,000,000

		14,300,000

New York – 0.1%
Nuveen New York Investment Quality Municipal Fund, Inc. Series 2010-1-1123 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	8,600	8,600,000
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	8,500	8,500,000
Nuveen New York Select Quality Municipal Fund, Inc. Series 2010-1-1648 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	8,200	8,200,000
Nuveen Premier Insured Municipal Income Fund, Inc. Series 2010-1-1309 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11	7,000	7,000,000

		32,300,000

Total Closed-End Investment Companies – 0.1%		46,600,000

Time Deposits – 1.1%
Societe Generale,
0.18%, 2/01/11	700,000	700,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes:(d)
0.17%, 2/01/11	250,000	250,000,000
0.18%, 2/15/11	250,000	249,982,500
0.22%, 3/02/11	137,500	137,475,632
0.22%, 3/09/11	65,085	65,070,681
0.16%, 3/14/11	500,000	499,908,889
0.20%, 3/14/11	240,953	240,899,488
0.18%, 5/16/11	288,020	287,874,390
0.20%, 6/08/11	140,000	139,901,222
Fannie Mae Variable Rate Notes:(b)
0.17%, 5/13/11	370,000	370,019,459
0.25%, 7/26/12	571,000	570,830,965
0.28%, 8/23/12	700,000	699,668,828
0.29%, 9/17/12	710,000	709,766,341
0.29%, 12/20/12	458,000	457,825,249
Federal Home Loan Bank Discount Notes:(d)
0.18%, 2/02/11	100,000	99,999,500
0.16%, 3/18/11	47,000	46,990,600
Federal Home Loan Bank Variable Rate Notes:(b)
0.24%, 10/06/11	500,000	499,862,482
0.23%, 1/23/12	300,000	299,926,096
Freddie Mac Discount Notes:(d)
0.19%, 3/09/11	48,600	48,590,766
0.19%, 3/28/11	150,000	149,956,458
0.24%, 4/19/11	200,000	199,899,472
0.18%, 4/26/11	122,500	122,448,550
0.24%, 4/26/11	125,000	124,931,458
0.18%, 5/02/11	112,879	112,828,205
0.18%, 5/18/11	189,625	189,527,291
0.20%, 5/19/11	225,170	225,039,495
0.25%, 5/25/11	142,000	141,888,569
0.21%, 6/06/11	437,255	436,936,168
0.21%, 6/13/11	280,000	279,784,400
0.20%, 7/18/11	69,500	69,437,132
0.20%, 7/25/11	237,000	236,776,628
Freddie Mac Variable Rate Notes:(b)
0.33%, 2/14/11	1,108,155	1,108,147,631
0.21%, 12/29/11	600,000	599,725,222
0.23%, 4/03/12	680,000	679,677,219
0.24%, 5/11/12	279,050	278,872,319
0.34%, 1/24/13	388,000	387,690,387

Total U.S. Government Sponsored Agency Obligations – 16.5%		11,018,159,692

U.S. Treasury Obligations
U.S. Treasury Bills:(d)
0.18%, 2/03/11	120,000	119,998,797
0.18%, 2/24/11	175,000	174,979,875
0.19%, 2/24/11	400,000	399,952,403
0.18%, 3/03/11	250,000	249,962,500
0.18%, 3/10/11	315,000	314,940,916
0.19%, 3/17/11	400,000	399,906,424
0.19%, 3/24/11	100,000	99,973,083
0.18%, 3/31/11	600,000	599,828,538
0.19%, 3/31/11	285,000	284,912,758
0.17%, 4/07/11	700,000	699,788,750
0.19%, 5/19/11	200,000	199,890,325
0.19%, 5/26/11	650,000	649,601,237
0.20%, 6/02/11	890,000	889,389,831
0.19%, 6/23/11	500	499,633
0.21%, 6/30/11	500,000	499,575,764
0.22%, 6/30/11	400,000	399,644,056
0.20%, 7/07/11	400,000	399,653,333
0.19%, 7/28/11	670,000	669,383,155
0.20%, 7/28/11	201,000	200,797,903
0.21%, 9/22/11	350,000	349,529,955
0.27%, 9/22/11	175,000	174,699,851
U.S. Treasury Notes,
1.00%, 8/31/11	250,000	251,060,398

Total U.S. Treasury Obligations – 12.0%		8,027,969,485

Repurchase Agreements
Barclays Capital, Inc.,
0.26%, 2/01/11	385,405	385,405,000

(Purchased on 1/31/11 to be repurchased at $385,407,783, collateralized by U.S. government sponsored agency obligation, 0.00% due at 11/23/12, par and fair value of $393,059,000 and $393,114,028, respectively)

Citigroup Global Markets, Inc.,
0.45%, 2/01/11	110,000	110,000,000

(Purchased on 1/31/11 to be repurchased at $110,001,375, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.50% due from 9/15/31 to 11/25/45, aggregate par and fair value of $192,095,590 and $117,700,000, respectively)

12	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	TempFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
Citigroup Global Markets, Inc.,
0.55%, 2/01/11	$575,000	$575,000,000

(Purchased on 1/31/11 to be repurchased at $575,008,785, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 6.56% due from 3/18/13 to 3/16/51, aggregate par and fair value of $2,421,400,473 and $615,250,000, respectively)

Deutsche Bank Securities Inc.,
0.22%, 2/01/11	681,000	681,000,000

(Purchased on 1/31/11 to be repurchased at $681,004,162, collateralized by various U.S. Treasury and U.S. government sponsored agency obligations, 0.00% to 6.50% due from 2/17/11 to 10/01/39, aggregate par and fair value of $694,159,954 and $695,794,584, respectively)

Deutsche Bank Securities Inc.,
0.30%, 2/01/11	215,000	215,000,000

(Purchased on 1/31/11 to be repurchased at $215,001,792, collateralized by various corporate/debt obligations, 0.00% to 6.24% due from 10/10/12 to 12/10/49, aggregate par and fair value of $16,175,889,781 and $230,050,000, respectively)

Goldman Sachs & Co.,
0.21%, 2/01/11	200,000	200,000,000

(Purchased on 1/25/11 to be repurchased at $200,008,167, collateralized by various U.S. government sponsored agency obligations, 0.76% to 4.00% due from 9/16/34 to 12/20/40, aggregate par and fair value of $230,757,232 and $214,000,000, respectively)

Goldman Sachs & Co.,
0.21%, 2/03/11	700,000	700,000,000

(Purchased on 1/27/11 to be repurchased at $700,028,583, collateralized by various U.S. government sponsored agency obligations, 0.00% to 6.00% due from 3/20/21 to 9/20/40, aggregate par and fair value of $2,585,877,415 and $749,000,001, respectively)

HSBC Securities (USA) Inc.,
0.32%, 2/01/11	150,000	150,000,000

(Purchased on 1/31/11 to be repurchased at $150,001,333, collateralized by various corporate/debt obligations, 0.58% to 5.13% due from 2/15/11 to 6/17/19, aggregate par and fair value of $156,734,061 and $160,405,081, respectively)

JPMorgan Securities Inc.,
0.60%, 2/01/11	80,000	80,000,000

(Purchased on 1/31/11 to be repurchased at $80,001,333, collateralized by various corporate/debt obligations, 0.00% to 8.13% due from 3/25/13 to 8/25/48, aggregate par and fair value of $189,640,371 and $85,601,381, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.20%, 2/01/11	200,000	200,000,000

(Purchased on 1/31/11 to be repurchased at $200,001,111, collateralized by various U.S. government sponsored agency obligations, 2.50% due from 6/20/38 to 10/20/38, aggregate par and fair value of $219,467,182 and $214,000,000, respectively)

Morgan Stanley & Co.,
0.25%, 2/01/11	1,520,000	1,520,000,000

(Purchased on 1/31/11 to be repurchased at $1,520,010,556, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.50% due from 8/01/11 to 12/20/40, aggregate par and fair value of $1,961,044,280 and $1,565,921,605, respectively)

PNC Bank N.A.,
0.22%, 2/01/11(f)	61,600	61,600,000

(Purchased on 1/31/11 to be repurchased at $61,600,376, collateralized by U.S. government sponsored agency obligations, 2.75% due at 4/29/14, par and fair value of $310,000,000 and $311,788,700, respectively)

RBS Securities Inc.,
0.35%, 2/01/11	940,000	940,000,000

(Purchased on 1/31/11 to be repurchased at $940,009,139, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 9.00% due from 2/08/11 to 11/15/67, aggregate par and fair value of $1,095,898,091 and $996,005,785, respectively)

UBS Securities LLC,
0.38%, 2/01/11	245,000	245,000,000

(Purchased on 1/31/11 to be repurchased at $245,002,586, collateralized by various corporate/debt obligations, 0.00% to 12.50% due from 2/14/11 to 12/31/99, aggregate par and fair value of $246,536,338 and $262,150,001, respectively)

Total Repurchase Agreements – 9.1%		6,063,005,000

Total Investments (Cost $66,937,102,444*) – 100.1%		66,937,102,444
Liabilities in Excess of Other Assets – (0.1)%		(63,151,914)

Net Assets – 100.0%		$66,873,950,530

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rate shown reflects the discount rate at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	13

Schedule of Investments (concluded)	TempFund

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par at October 31, 2010	Net Activity (Par)	Par at January 31, 2011	Income
PNC Bank N.A.	–	$61,600,000	$61,600,000	$57,492

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$66,937,102,444	–	$66,937,102,444

[1]	See above Schedule of Investments for values in each security type.

14	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.19%, 2/03/11	$111,000	$110,998,859
0.20%, 2/03/11	150,000	149,998,375
0.19%, 2/17/11	120,000	119,989,997
0.19%, 2/24/11	55,000	54,993,499
0.19%, 3/03/11	100,000	99,984,000
0.19%, 3/17/11	100,000	99,976,778
0.20%, 3/24/11	100,000	99,972,375
0.19%, 3/31/11	100,000	99,969,389
0.49%, 4/07/11	114,000	113,900,171
0.18%, 4/21/11	75,000	74,971,198
0.18%, 4/28/11	45,000	44,981,187
0.15%, 5/05/11	250,000	249,905,208
0.17%, 5/05/11	182,000	181,922,422
0.18%, 5/05/11	50,000	49,977,396
0.16%, 5/12/11	50,000	49,977,639
0.20%, 5/26/11	75,000	74,953,688
0.20%, 6/02/11	100,000	99,932,778
0.21%, 6/02/11	100,000	99,929,417
0.19%, 6/09/11	100,000	99,934,222
0.19%, 6/16/11	60,000	59,957,250
0.23%, 6/30/11	207,000	206,807,231
0.19%, 7/07/11	64,000	63,947,307
0.20%, 7/07/11	33,875	33,846,376
0.19%, 7/14/11	95,000	94,920,424
0.19%, 7/28/11	75,000	74,929,938
0.27%, 9/22/11	70,000	69,879,940
0.23%, 10/20/11	70,000	69,883,275
0.25%, 11/17/11	62,000	61,875,818
0.28%, 11/17/11	50,000	49,887,611
0.30%, 12/15/11	60,000	59,844,142
0.28%, 1/12/12	40,000	39,892,283
U.S. Treasury Notes:
0.88%, 2/28/11	269,000	269,131,397
1.00%, 8/31/11	70,000	70,284,488

Total U.S. Treasury Obligations – 51.5%		3,201,356,078

Repurchase Agreements
Barclays Capital, Inc.,
0.21%, 2/01/11	150,000	150,000,000
(Purchased on 1/31/11 to be repurchased at $150,000,875, collateralized by U.S. Treasury Note, 1.50% due at 12/31/13, par and fair value of $150,305,900 and $153,000,063, respectively)
Citigroup Global Markets, Inc.,
0.22%, 2/01/11	700,000	700,000,000

(Purchased on 1/31/11 to be repurchased at $700,004,278, collateralized by various U.S. Treasury obligations, 0.50% to 4.50% due from 11/30/12 to 5/15/18, aggregate par and fair value of $674,107,800 and $714,000,052, respectively)

Credit Suisse Securities (USA) LLC,
0.21%, 2/01/11	150,000	150,000,000

(Purchased on 1/31/11 to be repurchased at $150,000,875, collateralized by various U.S. Treasury obligations, 1.13% to 2.00% due from 7/15/14 to 1/15/21, aggregate par and fair value of $137,924,200 and $153,003,102, respectively)

Deutsche Bank Securities Inc.,
0.21%, 2/01/11	503,464	503,464,000

(Purchased on 1/31/11 to be repurchased at $503,466,937, collateralized by various U.S. Treasury obligations, 0.00% to 4.25% due from 4/07/11 to 2/28/17, aggregate par and fair value of $482,484,100 and $513,533,374, respectively)

HSBC Securities (USA) Inc.,
0.21%, 2/01/11	125,514	125,514,000

(Purchased on 1/31/11 to be repurchased at $125,514,732, collateralized by various U.S. Treasury obligations, 0.00% due from 11/15/21 to 11/15/40, aggregate par and fair value of $329,714,221 and $128,024,534, respectively)

JPMorgan Securities Inc.,
0.20%, 2/01/11	230,402	230,402,000

(Purchased on 1/31/11 to be repurchased at $230,403,280, collateralized by various U.S. Treasury obligations, 0.00% due from 5/15/21 to 8/15/34, aggregate par and fair value of $461,681,658 and $235,012,317, respectively)

Merrill Lynch Pierce Fenner & Smith Inc.,
0.21%, 2/01/11	300,000	300,000,000
(Purchased on 1/31/11 to be repurchased at $300,001,750, collateralized by U.S. Treasury Note, 1.38% due at 2/15/13, par and fair value of $299,271,100 and $306,000,072, respectively)
Morgan Stanley & Co.,
0.21%, 2/01/11	50,000	50,000,000
(Purchased on 1/31/11 to be repurchased at $50,000,292, collateralized by U.S. Treasury Note, 1.38% due at 5/15/13, par and fair value of $50,048,400 and $51,000,057, respectively)
RBS Securities Inc.,
0.21%, 2/01/11	175,000	175,000,000

(Purchased on 1/31/11 to be repurchased at $175,001,021, collateralized by various U.S. Treasury obligations, 1.38% to 4.25% due from 3/15/13 to 8/15/15, aggregate par and fair value of $171,112,000 and $178,503,151, respectively)

RBS Securities Inc.,
0.18%, 2/03/11	300,000	300,000,000

(Purchased on 12/08/10 to be repurchased at $300,085,500, collateralized by various U.S. Treasury obligations, 0.00% due from 3/31/11 to 4/14/11, aggregate par and fair value of $306,072,000 and $306,003,865, respectively)

RBS Securities Inc.,
0.19%, 2/03/11	435,000	435,000,000

(Purchased on 11/05/10 to be repurchased at $435,206,625, collateralized by various U.S. Treasury obligations, 0.00% due from 5/12/11 to 7/14/11, aggregate par and fair value of $443,949,000 and $443,700,453, respectively)

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	15

Schedule of Investments (concluded)	T-Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Repurchase Agreements
UBS Securities LLC,
0.21%, 2/01/11	$140,000	$140,000,000
(Purchased on 1/31/11 to be repurchased at $140,000,817, collateralized by U.S. Treasury Note, 1.00% due at 3/31/12, par and fair value of $141,219,900 and $142,800,027, respectively)

Total Repurchase Agreements – 52.5%		3,259,380,000

Total Investments (Cost $6,460,736,078*) – 104.0%		6,460,736,078
Liabilities in Excess of Other Assets – (4.0)%		(249,469,759)

Net Assets – 100.0%		$6,211,266,319

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$6,460,736,078	–	$6,460,736,078

[1]	See above Schedule of Investments for values in each security type.

16	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bills:(a)
0.11%, 2/03/11	$178,073	$178,071,907
0.13%, 2/03/11	297,494	297,491,904
0.14%, 2/03/11	37,179	37,178,711
0.13%, 2/10/11	279,113	279,104,278
0.15%, 2/10/11	140,000	139,994,925
0.19%, 2/10/11	65,000	64,996,913
0.13%, 2/17/11	143,238	143,229,620
0.14%, 2/17/11	3,087	3,086,808
0.10%, 2/24/11	131,011	131,002,557
0.14%, 2/24/11	6,000	5,999,463
0.15%, 2/24/11	125,000	124,988,220
0.17%, 3/03/11	25,000	24,996,563
0.13%, 3/10/11	18,091	18,088,536
0.15%, 3/10/11	5,311	5,310,181
0.14%, 3/17/11	20,973	20,969,411
0.16%, 3/17/11	147,000	146,971,253
0.19%, 3/17/11	50,000	49,988,389
0.15%, 3/24/11	11,069	11,066,718
0.16%, 3/24/11	125,000	124,971,667
0.20%, 3/24/11	22,000	21,993,922
0.19%, 4/07/11	51,600	51,582,764
0.49%, 4/07/11	16,000	15,985,989
0.15%, 4/14/11	534,000	533,842,215
0.17%, 4/14/11	50,000	49,983,500
0.15%, 4/21/11	175,000	174,942,396
0.16%, 4/21/11	110,650	110,612,364
0.17%, 4/21/11	21,042	21,034,058
0.18%, 4/21/11	57,837	57,814,816
0.16%, 4/28/11	179,000	178,933,720
0.18%, 4/28/11	50,000	49,979,097
0.15%, 5/05/11	60,000	59,974,425
0.17%, 5/05/11	50,000	49,978,688
0.16%, 5/12/11	50,000	49,977,639
0.18%, 5/19/11	30,000	29,983,950
0.21%, 6/02/11	35,000	34,975,296
0.19%, 6/09/11	38,000	37,975,004
0.19%, 6/16/11	30,000	29,978,625
0.23%, 6/30/11	60,000	59,944,125
0.19%, 7/07/11	50,000	49,958,833
U.S. Treasury Notes,
5.00%, 2/15/11	25,000	25,045,953

Total U.S. Treasury Obligations – 101.7%		3,502,005,403

Total Investments (Cost $3,502,005,403*) – 101.7%		3,502,005,403
Liabilities in Excess of Other Assets – (1.7)%		(59,920,005)

Net Assets – 100.0%		$3,442,085,398

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$3,502,005,403	–	$3,502,005,403

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	17

Schedule of Investments January 31, 2011 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama – 0.2%
Tuscaloosa IDRB Series 2000A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.51%, 2/07/11(a)	$1,015	$1,015,000

Arizona – 3.4%
Chandler IDA IDRB SPEARS (Intel Corp. Project) Series 2007DBE-150 AMT VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. Liquidity Facility),
0.31%, 2/07/11(a)(b)(c)	500	500,000
Maricopa County IDA Multi-Family Housing RB (Las Gardenias Apartments Project) Series 2000A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.30%, 2/07/11(a)	2,540	2,540,000
Maricopa County IDA Multi-Family Housing RB (San Martin Apartments Project) Series 2002A-1 AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.30%, 2/07/11(a)	600	600,000
Maricopa County IDA Multi-Family Housing RB (Villas Solanas Apartments Project) Series 2001A AMT VRDN (Fannie Mae Insurance, Fannie Mae Liquidity Agreement),
0.32%, 2/07/11(a)	2,400	2,400,000
Phoenix IDA Multi-Family Housing RB (Westward Home Apartments Project) Series 2003A AMT VRDN (Bank of America N.A. LOC),
0.33%, 2/07/11(a)	3,145	3,145,000
Phoenix IDA Multi-Family Housing RB Series 2002A AMT VRDN (Federal Home Loan Bank SBPA),
0.32%, 2/07/11(a)	5,910	5,910,000
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC),
0.35%, 2/07/11(a)	1,235	1,235,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2009-9W-REG D VRDN (Barclays Bank Plc Liquidity Facility),
0.30%, 2/07/11(a)(b)(c)	4,050	4,050,000

		20,380,000

Arkansas – 0.8%

Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program) Series 2006E AMT VRDN (Fannie Mae Insurance, Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA),

0.37%, 2/07/11(a)	5,000	5,000,000

California – 14.7%
California Community College Financial Authority Series 2010A TRAN (GO of Districts),
2.00%, 6/30/11	1,075	1,080,013
California Economic Recovery GO Series 2004C-3 VRDN (Bank of America N.A. LOC),
0.25%, 2/01/11(a)	5,000	5,000,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC),
0.21%, 2/01/11(a)	7,400	7,400,000
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.00%, 6/01/11	2,300	2,308,239
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	4,400	4,404,203
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	2,000	2,008,812
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	2,000	2,000,000
East Bay Municipal Utility District Water System Series 2011 TECP:
0.35%, 2/08/11	10,000	10,000,000
0.40%, 2/10/11	8,000	8,000,000
0.32%, 12/01/11	9,670	9,670,000

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.36%, 2/07/11(a)(b)(c)	1,008	1,008,000
Los Angeles GO Series 2010 TRAN:
2.00%, 3/31/11	1,900	1,904,371
2.00%, 4/21/11	1,300	1,303,918
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,100	4,122,103
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	5,400	5,413,457
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	9,000	9,052,977
Sacramento RB Series 2010 TRAN,
2.00%, 6/30/11	1,950	1,961,473
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	7,000	7,040,591
South Coast Education Agencies Series 2010A TRAN,
2.00%, 8/09/11	5,000	5,035,489

		88,713,646

Florida – 2.4%
Florida Housing Finance Corp. RB (Wexford Apartments Project) Series 2003P VRDN (Citibank N.A. LOC),
0.31%, 2/07/11(a)	5,135	5,135,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT VRDN (Branch Banking & Trust Co. LOC),
0.38%, 2/07/11(a)	720	720,000
JEA Electrical System RB Series 2011-00-B TECP (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.32%, 2/09/11	3,000	3,000,000
Miami-Dade County Educational Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2710 VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility),
0.32%, 2/07/11(a)(b)(c)	4,500	4,500,000
Miami-Dade County RB (Florida Miami International Airport Project) Series 2008B VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. Liquidity Facility),
0.39%, 2/07/11(a)(b)	1,000	1,000,000

		14,355,000

Georgia – 1.3%
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.33%, 2/07/11(a)	4,700	4,700,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT VRDN (Wells Fargo Bank N.A. LOC),
0.44%, 2/07/11(a)	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B VRDN (Wells Fargo Bank N.A. LOC),
0.44%, 2/07/11(a)	1,000	1,000,000

18	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia (concluded)
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.44%, 2/07/11(a)	$1,000	$1,000,000

		7,700,000

Illinois – 1.3%
Chicago IDRB (Promise Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC),
0.39%, 2/07/11(a)	2,120	2,120,000
Chicago Transit Authority COP Series 2009 ROC-RR-II-R-11786 VRDN (Assured Guaranty Corp. Insurance, Citibank N.A. Liquidity Facility),
0.39%, 2/07/11(a)(b)(c)	1,380	1,380,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (Bank of America N.A. LOC),
0.64%, 2/07/11(a)	2,615	2,615,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT VRDN (Bank of America N.A. LOC),
0.39%, 2/07/11(a)	1,550	1,550,000

		7,665,000

Indiana – 0.5%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT VRDN (U.S. Bank N.A. LOC),
0.84%, 2/07/11(a)	860	860,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT VRDN (Federal Home Loan Bank LOC),
0.38%, 2/07/11(a)	2,150	2,150,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
1.00%, 2/07/11(a)	100	100,000

		3,110,000

Iowa – 0.2%
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT VRDN (US Bank N.A. LOC),
0.42%, 2/07/11(a)	1,000	1,000,000

Kansas – 1.0%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT VRDN (Federal Home Loan Bank LOC),
0.44%, 2/07/11(a)	6,295	6,295,000

Kentucky – 0.5%
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT VRDN (US Bank N.A. LOC),
0.36%, 2/07/11(a)	480	480,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.70%, 2/07/11(a)	2,480	2,480,000

		2,960,000

Louisiana – 2.9%
Ascension Parish RB (BASF Corp. Project) Series 1997 AMT VRDN (BASF Corp. Liquidity Facility),
0.44%, 2/07/11(a)	2,400	2,400,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A VRDN,
0.44%, 2/07/11(a)	6,000	6,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC),
0.54%, 2/07/11(a)	825	825,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.34%, 2/07/11(a)	8,500	8,500,000

		17,725,000

Maryland – 1.8%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.39%, 2/07/11(a)	5,195	5,195,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.39%, 2/07/11(a)	3,515	3,515,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.39%, 2/07/11(a)	515	515,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 2/07/11(a)	1,800	1,800,000

		11,025,000

Massachusetts – 1.3%
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.38%, 8/29/11(a)	1,000	1,000,000
University of Massachusetts Building Authority RB (Community Guaranteed Project) Series 2008-4 VRDN (State Guaranteed Insurance, Bank of America N.A. SBPA),
0.27%, 2/07/11(a)	6,700	6,700,000

		7,700,000

Michigan – 3.5%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.32%, 2/07/11(a)	8,700	8,700,000
Michigan Finance Authority Series 2010D-1 RAN,
2.00%, 8/19/11	595	598,861
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank N.A. LOC),
2.00%, 8/22/11	1,600	1,614,126
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.38%, 8/29/11(a)	3,000	3,000,000
Michigan Housing Development Authority Single Family Mortgage RB Series 2007F AMT VRDN (Bank of Nova Scotia SBPA),
0.33%, 2/07/11(a)	2,400	2,400,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase & Co. LOC),
0.70%, 2/07/11(a)	2,600	2,600,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.70%, 2/07/11(a)	2,200	2,200,000

		21,112,987

Missouri – 1.0%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT VRDN (TD Bank N.A. LOC),
0.52%, 2/07/11(a)	2,325	2,325,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	19

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Missouri (concluded)
Palmyra IDA Solid Waste Disposal RB (BASF Corp. Project) Series 2002 AMT VRDN (BASF Aktiengesellsch Liquidity Facility),
0.44%, 2/07/11(a)	$4,000	$4,000,000

		6,325,000

Multi-State – 0.6%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2010-1039 VRDN (Branch Banking & Trust Co. Credit Agreement),
0.37%, 2/07/11(a)(c)	3,650	3,650,000

Nevada – 0.2%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN,
2.50%, 6/01/11	1,335	1,343,144

New Hampshire – 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 2/07/11(a)	1,165	1,165,000

New Jersey – 10.2%
Burlington Township GO Series 2010 Notes,
1.50%, 3/24/11	3,363	3,367,754
Butler GO Series 2010 BAN,
1.25%, 8/26/11	1,000	1,003,702
Hoptacong GO Series 2010 BAN,
1.25%, 8/05/11	1,700	1,703,929
Jackson Township GO Series 2010 TAN,
1.50%, 2/17/11	1,700	1,700,560
Livingston Township GO Series 2010 BAN,
1.25%, 2/11/11	1,400	1,400,277
Montclair Township GO Series 2010 Notes,
1.50%, 3/10/11	10,000	10,010,585
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2008V-2 VRDN (Dexia Credit Local LOC),
0.33%, 2/07/11(a)	10,300	10,300,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2005-2805 VRDN (Dexia Credit Local Credit Agreement, Dexia Credit Local Liquidity Facility),
0.42%, 2/07/11(a)(b)(c)	2,015	2,015,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2007-3824 VRDN (Dexia Credit Local Liquidity Facility, Dexia Credit Local Guaranty),
0.42%, 2/07/11(a)(b)(c)	1,460	1,460,000
New Jersey State TRAN PUTTERS Series 2010-3848 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.30%, 2/27/11(a)(b)(c)	10,000	10,000,000
New Jersey Turnpike Authority RB Series 2003C-2 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.33%, 2/07/11(a)	15,625	15,625,000
Palisades Park GO Series 2010 BAN,
1.25%, 4/21/11	200	200,206
Readington Township GO Series 2010 BAN,
1.00%, 2/03/11	2,900	2,900,090

		61,687,103

New York – 3.8%
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 VRDN,
0.48%, 9/15/11(a)	1,820	1,820,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2008 MB,
0.53%, 5/13/11	2,800	2,800,000
New York City IDA Special Facilities RB (Air Express International Corp. Project) Series 1997 AMT DN (Citibank N.A. LOC),
0.31%, 2/07/11(a)	10,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA),
0.22%, 2/01/11(a)	7,200	7,200,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.41%, 2/07/11(a)	1,195	1,195,000

		23,015,000

North Carolina – 1.6%
Lee County Industrial Facilities & Pollution Control Financing Authority IDRB (Arden Corp. Project) Series 1999 AMT VRDN (Comerica Bank LOC),
0.44%, 2/07/11(a)	1,450	1,450,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT VRDN (Branch Banking & Trust Co. LOC),
0.48%, 2/07/11(a)	840	840,000
North Carolina Housing Finance Agency RB Series 2002 ROC-RR-II-R-175 AMT VRDN (Citibank N.A. Liquidity Facility),
0.35%, 2/07/11(a)(b)(c)	1,455	1,455,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT VRDN (Branch Banking & Trust Co. LOC),
0.38%, 2/07/11(a)	970	970,000
Pender County GO Series 2010 BAN,
1.25%, 7/06/11	5,000	5,015,036

		9,730,036

Ohio – 0.6%
Avon GO Series 2010 BAN,
1.25%, 7/21/11	500	501,551
Delaware GO Series 2010 BAN,
1.25%, 4/27/11	1,000	1,001,527
Licking County GO Series 2010 BAN,
1.25%, 6/16/11	1,000	1,002,018
Marysville Wastewater Treatment System GO Series 2010 Notes,
1.25%, 6/01/11	1,100	1,101,791

		3,606,887

Oklahoma – 0.8%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT VRDN (Bank of America N.A. LOC),
0.47%, 2/07/11(a)	3,850	3,850,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2003 AMT VRDN (ConocoPhillips Co. Guaranty),
0.30%, 2/07/11(a)	1,000	1,000,000

		4,850,000

Pennsylvania – 13.1%
Beaver County IDA RB (BASF Corp. Project) Series 1997 AMT VRDN,
0.44%, 2/07/11(a)	300	300,000
Delaware County IDRB (Resource Recovery Facility Project) Series 1997G VRDN,
0.25%, 2/07/11(a)	700	700,000
Emmaus General Authority RB (Pennsylvania Loan Program) Series 2000A VRDN (U.S. Bank N.A. LOC),
0.29%, 2/07/11(a)	2,850	2,850,000
Emmaus General Authority RB Series 1996 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.34%, 2/07/11(a)	6,700	6,700,000

20	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC),
0.27%, 2/01/11(a)	$12,220	$12,220,000
Lehigh County General Purpose Hospital Authority RB (Lehigh Valley Health Network Project) Series 2008B VRDN (Assured Guaranty Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.27%, 2/01/11(a)	10,400	10,400,000
Montgomery County IDA RB (Fountain Life Christian Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC),
0.36%, 2/07/11(a)	2,025	2,025,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.59%, 2/07/11(a)	2,700	2,700,000
Pennsylvania Housing Finance Agency RB Series 2006-94B VRDN (GO of Agency Insurance, Dexia Credit Local SBPA),
0.37%, 2/07/11(a)	7,600	7,600,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2007-99C AMT VRDN (Dexia Credit Local SBPA),
0.37%, 2/07/11(a)	6,300	6,300,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2010-111 AMT VRDN,
0.45%, 9/22/11	3,800	3,800,000
Philadelphia Authority for Industrial Development (Chestnut Hill College Project) RB Series 2007A VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 2/07/11(a)	3,700	3,700,000
Philadelphia Gas Works RB Series 2009C VRDN (Bank of Nova Scotia LOC),
0.27%, 2/07/11(a)	5,300	5,300,000
Philadelphia Gas Works RB Series 2009D VRDN (Bank of America N.A. LOC),
0.31%, 2/07/11(a)	600	600,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	3,750	3,750,000
Southeastern Pennsylvania Transportation Authority RB Series 2010,
2.00%, 3/01/11	3,000	3,003,861
Venango County IDRB (Scrubgrass Project) AMT TECP (Dexia Credit Local LOC):
0.42%, 2/01/11	5,048	5,048,000
0.43%, 2/03/11	2,200	2,200,000

		79,196,861

Puerto Rico – 1.1%

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (AGM Corp. Insurance, Branch Banking & Trust Co. Credit Agreement, Branch Banking & Trust Co. Liquidity Facility),

0.29%, 2/07/11(a)(b)(c)	6,345	6,345,000

Rhode Island – 1.6%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN,
2.00%, 6/30/11	9,650	9,708,743

South Dakota – 0.6%
Spink County Solid Waste Disposal RB (United Feeders LLP Project) Series 2007 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.39%, 2/07/11(a)	3,800	3,800,000

Tennessee – 1.4%
Chattanooga IDRB (TB Woods, Inc. Project) Series 1997 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 2/07/11(a)	2,290	2,290,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.38%, 8/29/11(a)	5,950	5,950,000

		8,240,000

Texas – 8.0%
Brazos River Harbor Navigation District Brazoria County RB (BASF Corp. Project) Series 2002 AMT VRDN,
0.44%, 2/07/11(a)	5,000	5,000,000
Gulf Coast Waste Disposal Authority Environmental Facilities RB (Exxon Mobil Project) Series 2001B AMT VRDN,
0.24%, 2/01/11(a)	50	50,000
Harris County Health Facilities Development Corp. RB (St. Luke’s Episcopal Hospital Project) Series 2001B VRDN (JPMorgan Chase Bank N.A. SBPA, The Northern Trust Co. SBPA, Bank of America N.A. SBPA),
0.26%, 2/01/11(a)	7,400	7,400,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT VRDN (Manufacturers and Traders Trust Co. LOC),
0.44%, 2/07/11(a)	3,000	3,000,000
Texas GO SPEARS (Water Financial Assistance Project) Series 2008DB-499 AMT VRDN (Deutsche Bank A.G. SBPA),
0.31%, 2/07/11(a)(b)(c)	2,400	2,400,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility),
0.40%, 3/01/11(a)(b)(c)	565	565,000
Texas RB Series 2010 TRAN,
2.00%, 8/31/11	29,750	30,029,252

		48,444,252

Utah – 0.8%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 2/01/11(a)	4,900	4,900,000

Virginia – 5.1%
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.41%, 8/29/11(a)	1,500	1,500,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT VRDN (Bank of America N.A. LOC),
0.36%, 2/07/11(a)	1,400	1,400,000
Roanoke Economic Development Authority RB (Carilion Health System Project) Series 2005A-2 VRDN (AGM Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.27%, 2/01/11(a)	14,400	14,400,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	21

Schedule of Investments (continued)	MuniCash
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Virginia (concluded)

Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Barclays Capital Municipal Trust Receipts Floater Series 2009-3B-REG D VRDN (Barclays Bank Plc Liquidity Facility),

0.30%, 2/07/11(a)(b)(c)	$3,335	$3,335,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 2/01/11(a)	10,155	10,155,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT VRDN (Wells Fargo Bank N.A. LOC),
0.36%, 2/07/11(a)(b)(c)	45	45,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT VRDN (Bank of America N.A. LOC),
4.30%, 2/07/11(a)	20	20,000

		30,855,000

Wisconsin – 3.0%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (U.S. Bank N.A. LOC),
0.52%, 2/07/11(a)	2,385	2,385,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC),
0.70%, 2/07/11(a)	1,400	1,400,000
Sheboygan Falls IDRB (HTT, Inc. Project) Series 2007A VRDN (U.S. Bank N.A. LOC),
0.34%, 2/07/11(a)	1,890	1,890,000
West Bend Housing Authority RB (River Shores Regency Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.37%, 2/07/11(a)	5,315	5,315,000
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008B TECP (JPMorgan Chase Bank N.A. LOC),
0.42%, 9/01/11	7,000	7,000,000

		17,990,000

Wyoming – 0.7%
Green River Solid Waste Disposal RB (OCI Wyoming LP Project) Series 1997 VRDN (Comerica Bank LOC),
0.44%, 2/07/11(a)	4,000	4,000,000

Total Municipal Bonds – 90.2%		544,608,659

Closed-End Investment Companies
California – 4.2%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2010-1-956 VRDP (Citibank N.A. Liquidity Facility),
0.49%, 2/07/11(a)(b)	5,000	5,000,000
Nuveen California Quality Income Municipal Fund, Inc. Series 2010-1-1581 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11(a)(b)	10,000	10,000,000
Nuveen California Select Quality Municipal Fund, Inc. Series 2010-1-1589 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11(a)(b)	10,000	10,000,000

		25,000,000

Multi-State – 2.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility),
0.49%, 2/07/11(a)(b)	9,800	9,800,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509 VRDP (Deutsche Bank A.G. LOC),
0.49%, 2/07/11(a)(b)	2,900	2,900,000

		12,700,000

New Jersey – 1.0%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2010-1-1443 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11(a)(b)	4,000	4,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2010-1-886 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11(a)(b)	2,000	2,000,000

		6,000,000

New York – 1.4%
Nuveen New York Quality Income Municipal Fund, Inc. Series 2010-1-1617 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11(a)(b)	8,500	8,500,000

Pennsylvania – 0.9%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2010-1-1125 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11(a)(b)	3,000	3,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2010-1-1000 VRDP (Citibank N.A. Liquidity Facility),
0.54%, 2/07/11(a)(b)	2,500	2,500,000

		5,500,000

Total Closed-End Investment Companies – 9.6%		57,700,000

Total Investments (Cost $602,308,659*) – 99.8%		602,308,659
Other Assets Less Liabilities – 0.2%		1,339,200

Net Assets – 100.0%		$603,647,859

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

22	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (concluded)	MuniCash

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$602,308,659	–	$602,308,659

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	23

Schedule of Investments January 31, 2011 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama – 0.8%
Columbia Industrial Development Board PCRB (Alabama Power Company Project) Series 1995A VRDN,
0.27%, 2/01/11(a)	$3,100	$3,100,000
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC),
0.30%, 2/07/11(a)	6,200	6,200,000
Taylor-Ryan Improvement District RB Series 2005 VRDN (Federal Home Loan Bank LOC),
0.27%, 2/07/11(a)	13,800	13,800,000
University of Alabama RB Series 2010C,
2.00%, 10/01/11	3,060	3,091,375

		26,191,375

Arizona – 0.7%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2007-2003 VRDN (Branch Banking & Trust Co. Liquidity Facility),
0.31%, 2/07/11(a)(b)(c)	9,395	9,395,000
Chandler GO Municipal Trust Receipts Floaters Series 2007-49TP VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	775	775,000
Salt River Project Agricultural Improvement & Power District RB Municipal Trust Receipts Floaters Series 2005-1076 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.30%, 2/07/11(a)(b)(c)	4,850	4,850,000
Tempe IDRB (Arizona State University Football Brickyard Project) Series 2004A VRDN (Bank of America N.A. LOC),
0.35%, 2/07/11(a)	7,400	7,400,000

		22,420,000

California – 13.5%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA, Masonic Homes of California Guaranty),
0.28%, 2/01/11(a)	11,150	11,150,000
California Community College Financial Authority Series 2010A TRAN (GO of Districts),
2.00%, 6/30/11	5,080	5,103,692
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.34%, 2/07/11(a)(b)(c)	5,100	5,100,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.34%, 2/07/11(a)(b)(c)	39,300	39,300,000
California GO Municipal Trust Receipts Floaters Series 2008DCL-009 VRDN (AGM Corp. Insurance, Dexia Credit Local Liquidity Facility),
0.38%, 2/07/11(a)(b)(c)	109,800	109,800,000
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.00%, 6/01/11	9,000	9,032,239
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	16,800	16,816,048
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	7,700	7,733,926
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	6,670	6,670,000
California Statewide Communities Development Authority COP (Covenant Retirement Communities Project) Series 1992 VRDN (Bank of America N.A. LOC),
0.27%, 2/07/11(a)	13,400	13,400,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds,
0.31%, 2/01/12(a)	10,905	10,905,000
East Bay Municipal Utility District Water System Series 2011 TECP:
0.35%, 2/08/11	10,900	10,900,000
0.32%, 12/01/11	24,000	24,000,000

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.36%, 2/07/11(a)(b)(c)	27,361	27,361,000
Los Angeles GO Series 2010 TRAN:
2.00%, 3/31/11	8,000	8,018,403
2.00%, 4/21/11	5,100	5,115,372
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. LOC),
0.31%, 2/07/11(a)(b)(c)	6,000	6,000,000
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	17,300	17,393,264
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	47,900	48,025,078
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	10,000	10,058,863
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	20,000	20,115,974
San Francisco County Transportation Series 2011A TECP (Landesbank Hessen-Thuringen Girozentrale SBPA):
0.32%, 3/08/11	4,585	4,585,000
0.33%, 6/16/11	11,150	11,150,000
San Francisco County Transportation Series 2011B TECP (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.33%, 6/16/11	39,100	39,100,000

		466,833,859

Colorado – 4.9%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 VRDN (U.S. Bank N.A. LOC),
0.31%, 2/07/11(a)	9,930	9,930,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 VRDN (U.S. Bank N.A. LOC),
0.31%, 2/07/11(a)	6,010	6,010,000
Aurora Centretech Metropolitan District GO Series 1998 VRDN (U.S. Bank N.A. LOC),
0.31%, 2/07/11(a)	3,065	3,065,000
Base Village Metropolitan District No. 2 RB Series 2008A VRDN (U.S. Bank N.A. LOC),
0.31%, 2/07/11(a)	4,835	4,835,000
Base Village Metropolitan District No. 2 RB Series 2008B VRDN (U.S. Bank N.A. LOC),
0.31%, 2/07/11(a)	6,510	6,510,000
Colorado Educational & Cultural Facilities Authority RB (Parker & Denver High Schools Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.26%, 2/01/11(a)	5,900	5,900,000
Colorado Educational & Cultural Facilities Authority RB (Southeastern California Projects) Series 2008 VRDN (Bank of America N.A. LOC),
0.31%, 2/07/11(a)	15,330	15,330,000
Colorado Educational & Cultural Facilities Authority RB Series 2005 (Linfield Christian School Project) VRDN (Evangelical Christian LOC, Wells Fargo Bank N.A LOC),
0.28%, 2/07/11(a)	7,875	7,875,000

24	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Colorado (concluded)
Colorado Health Facilities Authority RB (Covenant Retirement Project) Series 1999A VRDN (Bank of America N.A. LOC),
0.28%, 2/07/11(a)	$12,900	$12,900,000
Colorado Housing & Finance Authority RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA),
0.29%, 2/07/11(a)	5,750	5,750,000
Colorado Springs RB Series 2007B VRDN (Dexia Credit Local SPBA),
0.32%, 2/07/11(a)	24,930	24,930,000
Colorado Springs Utilities RB Series 2004A VRDN (Dexia Credit Local SBPA),
0.35%, 2/07/11(a)	48,900	48,900,000
Commerce City Northern Infrastructure General Improvement District GO Series 2008 VRDN (U.S. Bank N.A. LOC),
0.31%, 2/07/11(a)	8,625	8,625,000
Meridian Health System GO Series 2009 VRDN (U.S. BANK N.A. LOC),
0.31%, 2/07/11(a)	2,135	2,135,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC),
0.31%, 2/07/11(a)	900	900,000
Southglenn Metropolitan District RB Series 2007 VRDN (BNP Paribas LOC),
0.31%, 2/07/11(a)	3,100	3,100,000
University of Colorado Enterprise System RB Series 2001A,
5.38%, 6/01/11	1,000	1,016,820

		167,711,820

Connecticut – 1.0%
Connecticut GO Series 2010A BAN,
2.00%, 5/19/11	7,250	7,283,153
Connecticut Health & Educational Facilities Authority RB (Danbury Hospital Project) Series 2008J VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 2/07/11(a)	18,420	18,420,000
Connecticut Housing Finance Authority RB (Housing Mortgages Finance Program) Series 2010G AMT VRDN,
0.45%, 11/15/11	5,200	5,200,000
Westerly GO Series 2010 BAN,
1.50%, 7/28/11	3,815	3,832,661

		34,735,814

Delaware – 0.1%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 2/07/11(a)	1,990	1,990,000

District of Columbia – 0.5%
District of Columbia RB (Community Connections Real Estate Foundation Issue Project) Series 2007A VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 2/07/11(a)	7,100	7,100,000
District of Columbia RB (Internships & Academic Center Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)(b)	1,700	1,700,000
District of Columbia RB (Washington Center Internship Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	4,000	4,000,000
District of Columbia RB Series 2010E MB,
0.30%, 12/01/11(a)	4,300	4,300,000

		17,100,000

Florida – 3.3%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2009-1034 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.37%, 2/07/11(a)(b)(c)	5,933	5,932,500
Florida Department of Transportation GO (Right of Way Project) Series 2009B MB,
3.00%, 7/01/11	1,400	1,415,359
Florida Municipal Power Agency RB (All Requirements Supply Project) Series 2008C VRDN (Bank of America N.A. LOC),
0.29%, 2/01/11(a)	6,400	6,400,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2007D VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 2/01/11(a)	3,000	3,000,000
JEA Electrical System RB Series 2011-00-B TECP (Landesbank Hessen-Thuringen Girozentrale SBPA),
0.32%, 2/09/11	10,900	10,900,000
Miami-Dade County RB Series 2009E VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 2/07/11(a)	38,200	38,200,000
Miami-Dade County School Board COP Eclipse Funding Trust Series 2007A VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA),
0.28%, 2/07/11(a)(b)(c)	5	5,000
Orlando & Orange County Expressway Authority RB Series 2003C-4 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.32%, 2/07/11(a)	20,000	20,000,000
Orlando-Orange County Expressway Authority RB Series 2008B-4 VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 2/07/11(a)	17,500	17,500,000
Palm Beach County RB PUTTERS Series 2008-2622 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	2,765	2,765,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	5,335	5,335,000
South Miami Health Facilities Authority RB PUTTERS (Baptist Health Project) Series 2008-2473 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	1,035	1,035,000

		112,487,859

Georgia – 2.0%
Bulloch County School District GO Series 2007 MB,
5.00%, 5/01/11	2,000	2,022,974
Columbus Downtown Development Authority RB Series 2009 VRDN (Federal Home Loan Bank LOC),
0.27%, 2/07/11(a)	2,050	2,050,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	1,000	1,000,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	3,000	3,000,000
Georgia Municipal Electric Authority RB Series 2008B-1 VRDN (Dexia Credit Local LOC),
0.33%, 2/07/11(a)	49,965	49,965,000
Metropolitan Atlanta Rapid Transit Authority RB Municipal Securities Trust Receipts Series 2009A-SGC61 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.29%, 2/07/11(a)(b)	9,300	9,300,000

		67,337,974

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	25

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Idaho – 0.3%
Idaho GO Series 2010 TAN,
2.00%, 6/30/11	$11,150	$11,222,068

Illinois – 5.1%
Chicago Department of Water Management RB Series 1999-2 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.27%, 2/01/11(a)	9,000	9,000,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-4 VRDN (Bank of New York LOC),
0.26%, 2/01/11(a)	5,185	5,185,000
Chicago GO (Neighborhoods Alive Project) Series 2002B-5 VRDN (Northern Trust Co. LOC),
0.26%, 2/01/11(a)	6,450	6,450,000
Chicago GO Municipal Trust Receipts Floaters Series 2008A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	3,270	3,270,000
Illinois Finance Authority RB (Central DuPage Health Project) Series 2004A VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.27%, 2/01/11(a)	6,000	6,000,000
Illinois Finance Authority RB (Evanston Hospital Corp. Project) Series 1995 VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 2/07/11(a)	50,000	50,000,000
Illinois Toll Highway Authority RB Series 2007A-1 VRDN (Dexia Credit Local SBPA),
0.33%, 2/07/11(a)	52,245	52,245,000
Illinois Toll Highway Authority RB Series 2008A-1 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.31%, 2/07/11(a)	40,000	40,000,000
Regional Transportation Authority RB Municipal Trust Receipts Floaters Series 2008-55A VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	2,420	2,420,000
Village of Gilberts Sepcial Tax (Big Timber Project) Series 2001 MB,
7.75%, 3/01/11	2,000	2,051,425

		176,621,425

Indiana – 1.5%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC),
0.29%, 2/07/11(a)	1,800	1,800,000
Indiana Finance Authority RB (Duke Energy Indiana, Inc. Project) Series 2009A-5 VRDN (Bank of America N.A. LOC),
0.27%, 2/01/11(a)	9,900	9,900,000
Indiana Finance Authority RB (Lease Appropriation Project) Series 2005A-5 VRDN (Bank of New York Mellon SBPA),
0.26%, 2/01/11(a)	25,150	25,150,000
Indiana Finance Authority RB (Marquette Project) Series 2009A VRDN (Branch Banking & Trust Co. LOC),
0.32%, 2/07/11(a)	5,345	5,345,000
Indiana Health Facilities Financing Authority RB (Ascension Health Project) Series 2003E-6 MB,
0.39%, 3/15/11(a)	6,000	6,000,000
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-55C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	4,860	4,860,000

		53,055,000

Iowa – 0.5%
Iowa Finance Authority RB (Northcrest, Inc. Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.28%, 2/07/11(a)	8,940	8,940,000
Iowa Higher Education Loan Authority RB (Loras College Project) Series 2006 VRDN (Bank of America N.A. LOC),
0.29%, 2/01/11(a)	7,600	7,600,000

		16,540,000

Kansas – 0.1%
Lenexa RB Series 2007-302 VRDN (Bank of America N.A. Credit Agreement, Bank of America N.A. Liquidity Facility),
0.41%, 2/07/11(a)(b)	3,700	3,700,000

Kentucky – 0.1%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A VRDN (U.S. Bank N.A. LOC),
0.29%, 2/07/11(a)	2,955	2,955,000

Louisiana – 3.5%
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty),
0.39%, 2/07/11(a)	5,135	5,135,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN,
0.41%, 2/07/11(a)	7,500	7,500,000
Monroe Sales & Use Tax RB Series 2007A VRDN (AGM Corp. Insurance, JPMorgan Chase Bank N.A. SBPA),
0.49%, 2/07/11(a)	25,865	25,865,000
St. Charles Parish RB (Valero Energy Corp. Project) Series 2010 VRDN (Mizuho Corp. Bank LOC, Valero Energy Corp. Guaranty),
0.29%, 2/07/11(a)	20,000	20,000,000
St. James Parish RB (Louisiana Sugar Refining Project) Series 2009 VRDN (Natixis LOC),
0.34%, 2/07/11(a)	41,500	41,500,000
St. James Parish RB (Nucor Steel LLC Project) Series 2010B-1 VRDN,
0.10230%, 2/07/11(a)	22,000	22,000,000

		122,000,000

Maryland – 2.6%
Anne Arundel County RB Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 2/07/11(a)	4,205	4,205,000
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 2/07/11(a)	1,875	1,875,000
Carroll County RB (Fairhaven & Copper Project) Series 2004B VRDN (Bank of America N.A. LOC),
0.28%, 2/07/11(a)	7,450	7,450,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 2/07/11(a)	3,215	3,215,000
Howard County RB (Lorien At Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.39%, 2/07/11(a)	8,400	8,400,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	9,000	9,000,000
Maryland Economic Development Corp. RB (American Health Assistance Foundation Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	1,310	1,310,000

26	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Maryland (concluded)
Maryland Economic Development Corp. RB (Assoc. of Catholic Charities Project) Series 1999A VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 2/07/11(a)	$1,750	$1,750,000
Maryland Economic Development Corp. RB (Local Government Insurance Trust Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 2/07/11(a)	3,995	3,995,000
Maryland Health & Higher Education Facilities Authority RB (The Norwood School) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.30%, 2/07/11(a)(b)	2,980	2,980,000
Maryland Industrial Development Financing Authority RB (Wexford Maryland Biopark 3 Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	35,000	35,000,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC),
0.32%, 2/07/11(a)	2,110	2,110,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	2,105	2,105,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 2/07/11(a)	2,200	2,200,000
Prince George’s County Maryland RB (Collington Episcopal Project) Series 2006A VRDN (Bank of America N.A. LOC),
0.28%, 2/07/11(a)	80	80,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	4,390	4,390,000

		90,065,000

Massachusetts – 2.4%
Falmouth GO Series 2010 BAN,
1.25%, 7/15/11	21,717	21,795,668
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN,
0.38%, 8/29/11(a)	2,000	2,000,000
Massachusetts Development Finance Agency RB (Custodial Receipts Project) Series 2007-344 VRDN (Bank of America N.A. LOC, Bank of America N.A. Liquidity Facility),
0.48%, 2/07/11(a)(b)	43,425	43,425,000
Massachusetts GO Series 2006A VRDN (Dexia Credit Local SBPA),
0.32%, 2/01/11(a)	14,240	14,240,000
University of Massachusetts Building Authority RB (Community Guaranteed Project) Series 2008-4 VRDN (State Guaranteed Insurance, Bank of America N.A. SBPA),
0.27%, 2/07/11(a)	2,240	2,240,000

		83,700,668

Michigan – 3.8%
Holt Public Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA),
0.32%, 2/07/11(a)	22,235	22,235,000
Lakeview School District GO (School Building & Site Project) Series 2002B VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility),
0.32%, 2/07/11(a)	6,900	6,900,000
Michigan Finance Authority Series 2010D-1 RAN,
2.00%, 8/19/11	3,020	3,039,598
Michigan Finance Authority Series 2010D-2 RAN (JPMorgan Chase Bank N.A. LOC),
2.00%, 8/22/11	8,200	8,272,394
Michigan Hospital Finance Authority RB (Ascension Health Senior Center Project) Series 2010F-6 VRDN,
0.38%, 8/29/11(a)	6,000	6,000,000
Michigan Hospital Finance Authority RB (Ascension Health Senior Credit Group Project) Series 2010F-8 VRDN,
0.38%, 8/29/11(a)	4,520	4,520,000
Saline Area Schools GO Series 2002 VRDN (Q-SBLF Insurance, Landesbank Hessen-Thuringen Girozentrale LOC),
0.32%, 2/07/11(a)	81,490	81,490,000

		132,456,992

Minnesota – 0.2%
Metropolitan Council GO Series 2007A,
5.00%, 2/01/11	1,000	1,000,000
Minnesota School District Tax & Aid Anticipation Borrowing Program COP Series 2010B,
2.00%, 9/01/11	5,000	5,047,743

		6,047,743

Mississippi – 0.7%
Jackson County PCRB (Chevron USA, Inc. Project) Series 1993 VRDN,
0.25%, 2/01/11(a)	1,300	1,300,000
Mississippi Business Finance Commission RB (Peco Foods, Inc. Project) Series 2009 VRDN (Harris Bank N.A. LOC),
0.29%, 2/07/11(a)	13,650	13,650,000
Mississippi Business Finance Corp. RB (Chevron Corp. USA, Inc. Project) Series 2010L VRDN (Chevron Corp. Guaranty),
0.24%, 2/01/11(a)	9,300	9,300,000

		24,250,000

Missouri – 0.9%
Missouri Health and Educational Facilities Authority RB (Ascension Health Credit Group Project) Series 2003C-1 MB,
0.48%, 5/04/11(a)	3,325	3,325,000
Missouri State Health & Educational Facilities Authority RB (BJC Health System Project) Series 2005B VRDN (U.S. Bank N.A. SBPA),
0.27%, 2/01/11(a)	25,600	25,600,000
Missouri State Health & Educational Facilities Authority RB (SSM Health Care Project) Series 2001A MB,
5.25%, 6/01/11	3,325	3,411,827

		32,336,827

Multi-State – 0.8%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-5001 VRDN (Rabobank N.A. Credit Agreement, Rabobank N.A. Liquidity Facility),
0.37%, 2/07/11(a)(b)(c)	11,300	11,300,000
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2010-1039 VRDN (Branch Banking & Trust Co. Credit Agreement),
0.37%, 2/07/11(a)(b)(c)	15,555	15,555,000

		26,855,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	27

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nebraska – 0.2%
Lincoln Electric System RB Municipal Trust Receipts Floaters Series 2008-2900 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.31%, 2/07/11(a)(b)(c)	$8,500	$8,500,000

Nevada – 0.2%
Clark County Airport System Junior Subordinate Lien RB Series 2010E-1 RAN,
2.50%, 6/01/11	5,590	5,624,102

New Hampshire – 0.6%
New Hampshire Business Finance Authority RB (Lonza Biologics Inc. Project) Series 2010 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.35%, 2/07/11(a)	14,400	14,400,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.26%, 2/07/11(a)	2,005	2,005,000
New Hampshire Business Finance Authority RB (Taylor Home Project) Series 2005B VRDN (TD Banknorth N.A. LOC),
0.26%, 2/07/11(a)	4,075	4,075,000

		20,480,000

New Jersey – 1.0%
New Jersey Economic Development Authority RB (School Facilities Construction Project) Sub-Series 2006R-2 VRDN (Bank of Nova Scotia LOC, Lloyds TSB Bank Plc LOC),
0.22%, 2/01/11(a)	2,400	2,400,000
New Jersey Economic Development Authority RB Municipal Trust Receipts Floaters Series 2009-3008 VRDN (Morgan Stanley Municipal Funding, Inc. SBPA, Morgan Stanley Municipal Funding, Inc. Guaranty),
0.36%, 2/07/11(a)(b)(c)	1,990	1,990,234
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 2/07/11(a)	14,000	14,000,000
New Jersey State TRAN PUTTERS Series 2010-3848 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.30%, 2/27/11(a)(b)(c)	10,000	10,000,000
New Jersey Tobacco Settlement Financing Corp. RB Municipal Trust Receipts Floaters Series 2008-2959 VRDN (Morgan Stanley & Co., Inc. LOC),
0.36%, 2/07/11(a)(b)(c)	5,200	5,200,000

		33,590,234

New Mexico – 0.6%
New Mexico Finance Authority RB Series 2008C VRDN (Wells Fargo Bank N.A. LOC),
0.26%, 2/07/11(a)	20,000	20,000,000

New York – 16.1%
Branch Banking & Trust Co. GO Municipal Trust Receipts Floaters Series 2007-2049 VRDN (AGM Corp. Insurance, Branch Banking & Trust Co. Liquidity Facility),
0.31%, 2/07/11(a)(b)(c)	205	205,000
Metropolitan Transportation Authority RB Series 2002B VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.32%, 2/07/11(a)	104,100	104,100,000
Metropolitan Transportation Authority RB Series 2008A ROC-RR-II-R-10378 VRDN (BHAC-CR Insurance, Citibank N.A. SBPA),
0.30%, 2/07/11(a)(b)(c)	21,860	21,860,000
Monroe Security & Safety System RB Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 2/07/11(a)	9,335	9,335,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.22%, 2/01/11(a)	12,500	12,500,000
New York City Housing Development Corp. Multifamily Housing RB Series 2006J-1 VRDN,
0.48%, 9/15/11(a)	6,055	6,055,000
New York City Housing Development Corp. Multi-Family Housing RB Series 2010 ROC-RR-II-R-13100 VRDN (Citibank N.A. Liquidity Facility),
0.31%, 2/07/11(a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2007-2008BB-5 VRDN (Bank of America N.A. SBPA),
0.22%, 2/01/11(a)	6,200	6,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	11,875	11,875,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2000C VRDN (Dexia Credit Local SPBA),
0.29%, 2/01/11(a)	4,600	4,600,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA),
0.23%, 2/01/11(a)	10,200	10,200,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Bayerische Landesbank Girozentrale SBPA),
0.31%, 2/01/11(a)	8,500	8,500,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010G-5 VRDN (Barclays Bank Plc SBPA),
0.23%, 2/01/11(a)	128,600	128,600,000
New York Dormitory Authority RB (Beverwyck, Inc. Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.26%, 2/07/11(a)	5,000	5,000,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN (Dexia Credit Local SBPA),
0.31%, 2/07/11(a)	52,100	52,100,000
New York Urban Development Corp. RB Series 2004 VRDN (Dexia Credit Local SBPA),
0.33%, 2/07/11(a)	47,415	47,415,000
New York Urban Development Corp. RB Series 2004A-3C VRDN (Dexia Credit LOC),
0.33%, 2/07/11(a)	46,165	46,165,000
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 VRDN (Manufacturers and Traders Trust Co. LOC),
0.39%, 2/07/11(a)	8,100	8,100,000
Triborough Bridge & Tunnel Authority RB PUTTERS Series 2003-342 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.32%, 2/07/11(a)(b)(c)	7,055	7,055,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.32%, 2/07/11(a)	45,310	45,310,000

28	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds
New York (concluded)
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	$8,700	$8,700,000

		553,875,000

North Carolina – 3.7%
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-1015 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.37%, 2/07/11(a)(c)	16,800	16,800,000
Branch Banking & Trust Co. RB Municipal Trust Receipts Floaters Series 2008-1021 VRDN (Branch Banking & Trust Co. LOC, Branch Banking & Trust Co. Liquidity Facility),
0.37%, 2/07/11(a)(b)(c)	6,400	6,400,000
Durham County GO Series 2010A MB,
2.00%, 11/01/11	2,135	2,161,202
Mecklenburg County GO Series 2009D VRDN,
0.39%, 8/29/11(a)	3,455	3,455,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	6,780	6,780,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	4,000	4,000,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Lake Norman Charter School Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.54%, 2/07/11(a)	500	500,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	2,800	2,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	2,575	2,575,000
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	2,000	2,000,000
North Carolina Medical Care Commission Health Care Facilities RB (Novant Health Group Project) Series 2004B VRDN (JPMorgan Chase Bank N.A. SBPA),
0.29%, 2/07/11(a)	17,005	17,005,000
North Carolina Medical Care Commission Hospital RB (Duke University Hospital Project) Series 1985B VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 2/07/11(a)	9,480	9,480,000
North Carolina Medical Care Commission Hospital RB (Southeastern Regional Medical Center Project) Series 2005 VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	2,950	2,950,000
Raleigh COP (Downtown Improvement Project) Series 2004A VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 2/07/11(a)	28,000	28,000,000
Raleigh RB Series 2009 VRDN,
0.39%, 8/29/11(a)	2,130	2,130,000
University of North Carolina at Chapel Hill RB Eagle Trust Receipts Floaters Series 2005A VRDN (Citibank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	7,900	7,900,000
Winston-Salem Water & Sewer System RB Series 2008C VRDN (Dexia Credit Local SBPA),
0.29%, 2/07/11(a)	13,800	13,800,000

		128,736,202

Ohio – 1.4%
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A VRDN (U.S. Bank N.A. LOC),
0.29%, 2/07/11(a)	275	275,000
Lucas County GO (Arena Improvement Project) Series 2010 BAN,
1.25%, 7/21/11	12,950	12,991,979
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.27%, 2/07/11(a)	900	900,000
Ohio GO (Conservation Project) Series 2002A MB,
5.25%, 3/01/11	650	652,459
Sylvania Ohio Street Improvement G.O Series 2010 BAN,
1.25%, 7/13/11	6,950	6,973,320
Trumbull County Health Care Facilities RB Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC),
0.29%, 2/07/11(a)	14,755	14,755,000
Willoughby GO Series 2010 BAN,
1.25%, 10/07/11	11,200	11,257,531

		47,805,289

Oregon – 0.6%
Oregon Department of Transportation Highway User Tax RB Series 2007B-3 VRDN (Dexia Credit Local SBPA),
0.30%, 2/07/11(a)	22,100	22,100,000

Pennsylvania – 3.8%

Berks County Municipal Authority RBC Municipal Products, Inc. Trust (Reading Hospital and Medical Center Project) Series 2008C-13 VRDN (Royal Bank of Canada Credit Agreement, Royal Bank of Canada Liquidity Facility),

0.29%, 2/07/11(a)(b)	6,200	6,200,000
Butler County IDA RB (Concordia Lutheran Project) Series 2008A VRDN (Bank of America N.A. LOC),
0.28%, 2/07/11(a)	11,735	11,735,000
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC),
0.31%, 2/07/11(a)	8,075	8,075,000
Delaware River Joint Toll Bridge Commission RB Series 2007B-2 VRDN (Dexia Credit Local LOC),
0.33%, 2/07/11(a)	11,600	11,600,000
Downingtown Area School District RBC Municipal Products, Inc. Trust Series 2010E-13 VRDN (Royal Bank of Canada Liquidity Facility),
0.29%, 2/07/11(a)(b)	4,300	4,300,000
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC),
0.33%, 2/07/11(a)	10,900	10,900,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	29

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC),
0.27%, 2/01/11(a)	$11,615	$11,615,000
Montgomery County IDA RB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC),
0.25%, 2/01/11(a)	1,120	1,120,000
Pennsylvania Higher Educational Facilities Authority RB (University of Pittsburgh Commonwealth System Project) Series 2009A MB (GO of University),
5.00%, 9/15/11	1,000	1,028,643
Pennsylvania Turnpike Commission RB (Multi-Modal Project) Series 2010A-1 VRDN (JPMorgan Chase Bank N.A. SBPA),
0.29%, 2/07/11(a)	30,400	30,400,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 2/07/11(a)	13,315	13,315,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Bank of America N.A. SBPA),
0.26%, 2/01/11(a)	7,800	7,800,000
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	13,545	13,545,000

		131,633,643

Puerto Rico – 0.8%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.47%, 2/07/11(a)(b)	27,300	27,300,000

Rhode Island – 1.4%
Rhode Island & Providence Plantations GO Series 2010R-1 TAN,
2.00%, 6/30/11	48,250	48,543,715

South Carolina – 0.3%
Lancaster County School District GO Series 2010,
1.50%, 3/01/11	7,800	7,806,969
South Carolina GO Series 2001B MB,
5.00%, 4/01/11	1,000	1,007,671
South Carolina Jobs-Economic Development Authority RB (UMA Refinance Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.27%, 2/01/11(a)	200	200,000

		9,014,640

Tennessee – 3.5%
Blount County Public Building Authority RB (Local Government Public Improvement Project) Series 2009E-8-A VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	1,500	1,500,000
Blount County Public Building Authority RB Series 2008E1-A VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	6,000	6,000,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board RB (Ascension Health Credit Group Project) Series 2001B-1 VRDN,
0.38%, 8/29/11(a)	14,900	14,900,000
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC),
0.35%, 2/07/11(a)	7,345	7,345,000
Municipal Energy Acquisition Corp. of Tennessee Gas RB PUTTERS Series 2006-1578 VRDN (JPMorgan Chase & Co. Liquidity Facility, JPMorgan Chase Bank N.A. Guaranty),
0.34%, 2/07/11(a)(b)(c)	63,985	63,985,000
Shelby County Health Educational & Housing Facilities Board RB (Arbors of Germantown Project) Series 1994 VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 2/07/11(a)	6,000	6,000,000
Tennergy Corp. Gas RB BNP Paribas STARS Certificates Trust Series 2006-001 VRDN (JPMorgan Chase Bank N.A. Insurance, BNP Paribas Liquidity Facility),
0.34%, 2/07/11(a)(b)	19,545	19,545,000

		119,275,000

Texas – 7.5%
Conroe ISD GO PUTTERS (School Building Project) Series 2008-2487 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	1,000	1,000,000
Fort Bend GO Citi Trust Receipts TOB Series 2003-46A VRDN (Societe Generale Liquidity Facility),
0.29%, 2/07/11(a)(b)	4,500	4,500,000
Fort Bend ISD GO PUTTERS Series 2008-2852 VRDN (PSF-GTD Insurance, JPMorgan Chase Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	1,800	1,800,000
Harris County GO Municipal Trust Receipts Floaters Series 2009-3028 VRDN (AGM Corp. Insurance, Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.30%, 2/07/11(a)(b)(c)	8,070	8,070,000
Harris County RB (Toll Road Subordinate Lien Project) Series 2010A-2 MB (JPMorgan Chase Bank N.A. Liquidity Facility),
2.00%, 8/15/11(a)	16,080	16,221,314
Houston GO Series 2010 TRAN,
2.00%, 6/30/11	14,000	14,090,489
Houston ISD GO (Schoolhouse Project) Eagle Trust Receipts Series 2009-0036A VRDN (Citibank N.A. SBPA, PSF Insurance),
0.29%, 2/07/11(a)(b)(c)	4,950	4,950,000
Lamar Consolidated ISD Series 2009 ROC-RR-II- R-12266 VRDN (Citibank N.A. SBPA, PSF Guaranty),
0.30%, 2/07/11(a)(b)(c)	5,120	5,120,000
Lamar Consolidation ISD GO SPEARS Series 2008DB-512 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	3,225	3,225,000
Lovejoy ISD GO SPEARS (School Building Project) Series 2008DB-514 VRDN (PSF-GTD Insurance, Deutsche Bank A.G. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	3,195	3,195,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 (Chevron Corp. Guaranty),
0.35%, 2/14/11(a)	15,610	15,610,000
Port of Port Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Fina Elf S.A. Guaranty),
0.30%, 2/07/11(a)	1,500	1,500,000
San Antonio RB (Texas Hotel Occupancy Project) Series 2008 VRDN (Wells Fargo Bank N.A. LOC),
0.29%, 2/07/11(a)	9,800	9,800,000

30	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	MuniFund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Taxes State TRAN RB PUTTERS Series 2010-3812 VRDN (JPMorgan Chase & Co. Liquidity Facility),
0.27%, 2/01/11(a)(b)(c)	$57,000	$57,000,000
Texas GO Eagle Trust Receipts Series 2006A-0126 VRDN (Citibank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	5,700	5,700,000
Texas GO PUTTERS Series 2008-2568 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	3,975	3,975,000
Texas GO Series 2006-0122 VRDN (Citibank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)	7,650	7,650,000
Texas Municipal Power Agency RB Municipal Trust Receipts Floaters Series 2010-12C VRDN (Wells Fargo Bank N.A. Credit Agreement, Wells Fargo Bank N.A. Liquidity Facility),
0.40%, 3/01/11(a)(b)(c)	2,245	2,245,000
Texas RB Series 2010 TRAN,
2.00%, 8/31/11	88,150	88,976,905
Wells Fargo Stage Trust RB Municipal Trust Receipts Floaters Series 2009-60C VRDN (Wells Fargo Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	3,445	3,445,000

		258,073,708

Utah – 0.8%
Murray RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 2/01/11(a)	28,700	28,700,000

Vermont – 0.2%
Vermont Educational & Health Buildings Financing Agency RB (Landmark College Project) Series 2009A VRDN (TD Bank N.A. LOC),
0.27%, 2/01/11(a)	3,000	3,000,000
Vermont Educational & Health Buildings Financing Agency RB (Porter Hospital Project) Series 2005A VRDN (TD Banknorth N.A. LOC),
0.26%, 2/07/11(a)	3,600	3,600,000

		6,600,000

Virginia – 1.5%
Chesterfield GO Series 2003 MB (State Aid Withholding Insurance),
4.12%, 3/01/11	1,050	1,053,140
Chesterfield Health Center Commission Residential Care Facility RB (Lucy Corr Village Project) Series 2008B VRDN (Branch Banking & Trust Co. LOC),
0.30%, 2/07/11(a)	865	865,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2010A-1 VRDN,
0.41%, 8/29/11(a)	2,000	2,000,000
Norfolk Redevelopment & Housing Authority RB (Old Dominion University Project) Series 2008 VRDN (Bank of America N.A. LOC),
0.29%, 2/01/11(a)	9,045	9,045,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA),
0.27%, 2/01/11(a)	15,070	15,070,000
Virginia Public Building Authority RB Series 2005D VRDN (Dexia Credit Local SBPA),
0.33%, 2/07/11(a)	23,550	23,550,000

		51,583,140

Washington – 1.1%
King County Public Hospital District No. 1 GO SPEARS Series 2008DB-614 VRDN (Assured Guaranty Corp. Insurance, Deutsche Bank A.G. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	3,925	3,925,000
King County RB Series 2007 ROC-RR-II-R- 11098PB VRDN (AGM Insurance, Citibank N.A. Liquidity Facility),
0.30%, 2/07/11(a)(b)(c)	25,460	25,460,000
King RB Series 2011A TECP (Bayerische Landesbank Girozentrale SBPA),
0.33%, 2/07/11	10,000	10,000,000

		39,385,000

West Virginia – 0.2%
West Virginia Economic Development Authority PCRB (Ohio Power Co. Sporn Project) Series 2008C VRDN (JPMorgan Chase Bank N.A. LOC),
0.29%, 2/07/11(a)	8,000	8,000,000

Wisconsin – 5.4%
Wisconsin GO Series 2011-08 TECP:
0.40%, 2/03/11	85,650	85,650,000
0.35%, 2/17/11	10,000	10,000,000
0.35%, 3/08/11	49,000	49,000,000
0.37%, 4/06/11	28,646	28,646,000
Wisconsin Health & Educational Facilities Authority RB (Aurora Health Care Inc. Project) Series 2008A TECP (JPMorgan Chase Bank N.A. LOC),
0.42%, 9/01/11	5,000	5,000,000
Wisconsin Health & Educational Facilities Authority RB (Marshfield Project) Series 2006B VRDN (JPMorgan Chase Bank N.A. LOC),
0.28%, 2/07/11(a)	9,000	9,000,000

		187,296,000

Total Investments (Cost $3,454,730,097*) – 100.2%		3,454,730,097
Liabilities in Excess of Other Assets – (0.2)%		(8,135,321)

Net Assets – 100.0%		$3,446,594,776

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	31

Schedule of Investments (concluded)	MuniFund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$3,454,730,097	–	$3,454,730,097

[1]	See above Schedule of Investments for values in each state or political subdivision.

32	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments January 31, 2011 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California – 97.0%
ABAG Finance Authority Nonprofit Corp. RB (Acacia Creek at Union City Project) Series 2008A VRDN (Bank of America N.A. SBPA, Masonic Homes of California Guaranty),
0.28%, 2/01/11(a)	$2,000	$2,000,000
California Department of Water Resource Power Supply RB Series 2002C-4 VRDN (JPMorgan Chase Bank N.A. SBPA, CalSTRS SBPA),
0.25%, 2/07/11(a)	18,700	18,700,000
California Department of Water Resources Power Supply RB Series 2002C-13 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.30%, 2/07/11(a)	2,600	2,600,000
California Department of Water Resources Power Supply RB Series 2002C-7 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.30%, 2/07/11(a)	2,175	2,175,000
California Economic Recovery GO Series 2004C-3 VRDN (Bank of America N.A. LOC),
0.25%, 2/01/11(a)	9,150	9,150,000
California Educational Facilities Authority RB (Stanford University Project) Series 2010S-3 TECP,
0.40%, 3/23/11	3,600	3,600,000
California Educational Facilities Authority RB Series 2010A Notes,
2.00%, 7/01/11	4,200	4,224,709
California GO (Daily Kindergarten University Project) Series 2004A-6 VRDN (Citibank N.A. LOC, CalSTRS LOC),
0.24%, 2/07/11(a)	1,900	1,900,000
California GO Municipal Trust Receipts Floaters Series 2003A-1 VRDN (JPMorgan Chase Bank N.A. LOC),
0.26%, 2/01/11(a)(b)	13,200	13,200,000
California GO Municipal Trust Receipts Floaters Series 2003C-1 VRDN (Bank of America N.A. LOC),
0.27%, 2/07/11(a)(b)	10,000	10,000,000
California GO Municipal Trust Receipts Floaters Series 2007-2178 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.34%, 2/07/11(a)(b)(c)	14,000	14,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2661 VRDN (Wells Fargo Bank N.A. Liquidity Facility, Wells Fargo Bank N.A. Credit Agreement),
0.34%, 2/07/11(a)(b)(c)	4,000	4,000,000
California GO Municipal Trust Receipts Floaters Series 2008-2813 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Credit Agreement),
0.36%, 2/07/11(a)(b)(c)	1,300	1,300,000
California GO Series 2004C-4 VRDN (JPMorgan Chase & Co. LOC),
0.24%, 2/01/11(a)	8,265	8,265,000
California Health Facilities Financing Authority RB (Adventist Health System Project) Series 2002B VRDN (Wells Fargo Bank N.A. LOC),
0.21%, 2/01/11(a)	7,200	7,200,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC),
0.27%, 2/07/11(a)	4,405	4,405,000
California Infrastructure & Economic Development Bank RB (California Academy Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC),
0.24%, 2/01/11(a)	5,000	5,000,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC),
0.34%, 2/07/11(a)	1,800	1,800,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Wells Fargo Bank N.A. LOC),
0.21%, 2/01/11(a)	500	500,000
California School Cash Reserve Program Authority RB Series 2010A TRAN,
2.00%, 3/01/11	2,500	2,502,388
California School Cash Reserve Program Authority RB Series 2010B TRAN,
2.00%, 6/01/11	3,900	3,916,378
California School Cash Reserve Program Authority RB Series 2010C TRAN,
2.00%, 3/01/11	1,500	1,501,606
California School Cash Reserve Program Authority RB Series 2010D TRAN,
2.00%, 3/01/11	3,000	3,002,866
California School Cash Reserve Program Authority RB Series 2010F TRAN,
2.00%, 6/01/11	1,600	1,607,050
California School Cash Reserve Program Authority RB Series 2010I TRAN,
2.50%, 2/01/11	2,500	2,500,000
California Statewide Communities Development Authority RB (Kaiser Foundation Health Plan, Inc. Project) Series 2004J VRDN,
0.27%, 2/07/11(a)	9,900	9,900,000
California Statewide Communities Development Authority RB (Multi-Family Housing Project) PUTTERS Series 2008-2680 VRDN JPMorgan Chase Bank N.A. Liquidity Facility, JPMorgan Chase Bank N.A. LOC),
0.39%, 2/07/11(a)(b)(c)	5,300	5,300,000
California Statewide Communities Development Authority RB Municipal Trust Receipts Floaters Series 2008-2635 VRDN (BHAC-CR Insurance, Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	1,800	1,800,000
California Statewide Communities Development Authority RB Series 2007A VRDN (Assured Guaranty Corp. Insurance, Wells Fargo Bank N.A. SBPA),
0.24%, 2/07/11(a)	6,900	6,900,000
California Statewide Communities Development Authority RB Series 2010A-1 TRAN,
2.00%, 6/30/11	1,400	1,408,063
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Lloyds TSB Bank Plc LOC),
0.26%, 2/07/11(a)	5,000	5,000,000
Coast Community College District Municipal Trust Receipts Floaters Series 2008-33TP VRDN (AGM Insurance, Wells Fargo Bank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	5,000	5,000,000
East Bay Municipal Utility District Water System RB Series 2002B VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.32%, 2/07/11(a)	10,000	10,000,000
East Bay Municipal Utility District Water System RB Series 2011A Mandatory Put Bonds,
0.31%, 2/01/12	4,000	4,000,000
East Bay Municipal Utility District Water System Series 2011 TECP:
0.35%, 2/08/11	10,500	10,500,000
0.40%, 2/10/11	5,400	5,400,000
0.40%, 3/03/11	7,700	7,700,000
0.38%, 3/10/11	4,500	4,500,000
0.32%, 12/01/11	3,125	3,125,000
El Dorado Irrigation District & El Dorado Water Agency COP Series 2008A VRDN (Dexia Credit Local LOC),
0.29%, 2/07/11(a)	6,805	6,805,000

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	33

Schedule of Investments (continued)	California Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2007-2215 VRDN (Morgan Stanley Municipal Funding, Inc. LOC),
0.36%, 2/07/11(a)(b)(c)	$3,000	$3,000,000

Golden State Tobacco Securitization Corp. RB Municipal Trust Receipts Floaters Series 2008-2954 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility, Morgan Stanley Municipal Funding, Inc. Guaranty),

0.36%, 2/07/11(a)(b)(c)	21,815	21,815,000
Irvine Improvement Board Act of 1915 (Assessment District No. 05-21) Special Assessment Limited Obligation Series 2006A VRDN (US Bank N.A. LOC, CalSTRS LOC),
0.29%, 2/01/11(a)	11,700	11,700,000
Long Beach GO Series 2010 TRAN,
2.00%, 9/30/11	1,745	1,763,589
Los Angeles County Schools COP Series 2010D-1 TRAN (GO of Participants),
2.00%, 6/30/11	1,000	1,005,908
Los Angeles County Schools COP Series 2010F-1 TRAN (GO of Participants),
2.00%, 2/28/11	2,900	2,902,007
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Barclays Bank Plc SBPA),
0.23%, 2/07/11(a)	11,200	11,200,000
Los Angeles GO Series 2010 TRAN,
2.00%, 4/21/11	1,700	1,705,124
Los Angeles RB Series 2010 ROC-RR-II-R- 13101CE VRDN (Citibank N.A. LOC),
0.31%, 2/07/11(a)(b)(c)	1,600	1,600,000
Los Angeles Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,800	4,825,877
Los Angeles Water & Power RB Series 2002A-4 VRDN (Lloyds TSB Bank Plc SBPA),
0.24%, 2/07/11(a)	10,500	10,500,000
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 VRDN (Lloyds TSB Bank Plc SBPA),
0.25%, 2/01/11(a)	800	800,000
Metropolitan Water District of Southern California Waterworks RB Series 2009A-1 Mandatory Put,
0.29%, 1/06/12(a)	7,000	7,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2010A VRDN,
0.23%, 2/07/11(a)	4,885	4,885,000
Milpitas Unified School District GO Series 2010 TRAN,
5.50%, 6/30/11	1,900	1,910,945
Modesto Irrigation District Financing Authority RB Municipal Securities Trust Receipts Series 2008A-SGC44 VRDN (Societe Generale LOC, Societe Generale Liquidity Facility),
0.29%, 2/07/11(a)(c)	250	250,000
Orange County Sanitation District COP Series 2008-2928 VRDN (Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.31%, 2/07/11(a)(c)	10,000	10,000,000
Petaluma School District GO Series 2010 TRAN,
1.50%, 7/01/11	1,200	1,203,747
Pittsburg Unified School District GO Series 2010 TAN,
2.00%, 2/01/11	1,900	1,900,000
Riverside County GO Series 2010A TRAN,
2.00%, 3/31/11	2,300	2,305,732
Riverside County GO Series 2010B TRAN,
2.00%, 6/30/11	3,800	3,822,368
Sacramento Suburban Water District COP Series 2008A-2 VRDN (Lloyds TSB Bank Plc LOC),
0.26%, 2/07/11(a)	1,920	1,920,000
San Bernardino County Housing Authority RB (Raintree Apartment Project) Series 2005A VRDN (Federal Home Loan Bank LOC),
0.27%, 2/07/11(a)	8,000	8,000,000
San Diego County School District RB Series 2010B-2 TRAN,
2.00%, 4/29/11	4,800	4,812,486
San Diego Unified School District GO Series 2010A TRAN,
2.00%, 6/30/11	4,500	4,526,094
San Francisco City & County Airports Commission RB (International Airport Project) Series 2009-37C VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.32%, 2/07/11(a)	6,900	6,900,000
San Francisco County Transportation Series 2011B TECP (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.33%, 6/16/11	6,250	6,250,000
San Jose Redevelopment Agency RB (Merged Area Redevelopment Project) Series 1996A VRDN (JPMorgan Chase Bank N.A. LOC),
0.26%, 2/07/11(a)	13,400	13,400,000
San Mateo Union High School District GO Series 2008 ROC-RR-II-R-11578PB VRDN (AGM Corp. Insurance, PB Capital Corp. Liquidity Facility),
0.32%, 2/07/11(a)(b)(c)	4,135	4,135,000
Santa Barbara County Schools Financing Authority RB Series 2010 TRAN,
2.00%, 6/30/11	1,900	1,911,184
South Placer Wastewater Authority RB Series 2008A VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC),
0.27%, 2/07/11(a)	4,000	4,000,000
Torrance RB (Torrance Memoral Medical Center Project) Series 2010B VRDN (Citibank N.A. LOC),
0.26%, 2/07/11(a)	10,000	10,000,000

		388,338,121

Puerto Rico – 2.8%
Commonwealth of Puerto Rico GO Austin Trust Certificates Series 2008-355 VRDN (Bank of America N.A. LOC, Bank of America N.A. SBPA),
0.47%, 2/07/11(a)(c)	10,000	10,000,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Trust Receipts Floaters Series 2007-2035 VRDN (AGM Corp. Insurance, Branch Banking & Trust Co. Credit Agreement, Branch Banking & Trust Co. Liquidity Facility),

0.29%, 2/07/11(a)(b)(c)	1,225	1,225,000

		11,225,000

Total Investments (Cost $399,563,121*) – 99.8%		399,563,121
Other Assets Less Liabilities – 0.2%		688,382

Net Assets – 100.0%		$400,251,503

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

34	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (concluded)	California Money Fund

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$399,563,121	–	$399,563,121

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	35

Schedule of Investments January 31, 2011 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York – 99.3%
Beekmantown Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 7/07/11	$833	$835,756
Bronxville Union Free School District GO Series 2010 BAN,
1.25%, 9/23/11	710	713,396
Buffalo Municipal Water Finance Authority RB Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC),
0.26%, 2/07/11(a)	10,000	10,000,000
Clinton County GO Series 2010 BAN,
1.25%, 7/15/11	808	809,884
Copiague Union Free School District GO Series 2010 TAN,
1.50%, 6/30/11	1,360	1,365,296
East Rockaway Union Free School District GO Series 2010 TAN,
1.25%, 6/23/11	725	726,762
Greece Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 12/29/11	915	920,192
Harrison Village GO Series 2010 BAN,
1.00%, 3/17/11	1,800	1,800,649
Irvington Union Free School District GO Series 2010 TAN,
1.25%, 6/17/11	1,025	1,027,656
Kenmore Tonawanda Union Free School District GO Series 2010 BAN,
1.50%, 9/08/11	1,275	1,281,065
Levittown Union Free School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 7/15/11	915	917,861
Merrick Union Free School District GO Series 2010 TAN,
1.25%, 6/24/11	665	667,082
Metropolitan Transportation Authority System RB Sub-Series 2010C-2 TECP (Barclays Bank Plc SBPA),
0.33%, 3/01/11	4,200	4,200,000
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A VRDN (JPMorgan Chase Bank N.A. LOC),
0.27%, 2/07/11(a)	2,210	2,210,000
Mount Vernon GO Series 2010 BAN,
1.25%, 7/15/11	1,210	1,212,805
New York City GO Series 1995F-4 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.29%, 2/07/11(a)	3,600	3,600,000
New York City GO Series 1995F-5 VRDN (Bayerische Landesbank Girozentrale LOC),
0.30%, 2/07/11(a)	3,975	3,975,000
New York City GO Series 2001A-6 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.29%, 2/01/11(a)	2,190	2,190,000
New York City GO Series 2002C-2 VRDN (Bayerische Landesbank Girozentrale LOC),
0.30%, 2/07/11(a)	4,070	4,070,000
New York City GO Series 2005F-3 VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.26%, 2/07/11(a)	2,300	2,300,000
New York City GO Series 2006I-4 VRDN (Bank of New York Mellon LOC),
0.25%, 2/07/11(a)	6,150	6,150,000
New York City GO Series 2008L-5 VRDN (Dexia Credit Local SBPA),
0.31%, 2/01/11(a)	4,600	4,600,000
New York City GO Series 2008 ROC-RR-11- R-11685 VRDN (Citibank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	5,170	5,170,000
New York City GO Sub-Series 2008L-6 VRDN (Wells Fargo Bank N.A. SBPA),
0.22%, 2/01/11(a)	6,500	6,500,000
New York City Housing Development Corp. Multifamily Housing RB (Beekman Tower Project) Series 2008A VRDN (Royal Bank of Scotland LOC),
0.30%, 2/07/11(a)	6,000	6,000,000
New York City Housing Development Corp. Multifamily Housing RB Series 2008M VRDN,
0.48%, 9/30/11(a)	2,260	2,260,000
New York City IDA Civic Facilities RB (Touro College Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC),
0.29%, 2/07/11(a)	950	950,000
New York City Municipal Water Finance Authority RB Series 2003F-1A VRDN (Wells Fargo Bank N.A. SBPA),
0.25%, 2/07/11(a)	4,400	4,400,000
New York City Municipal Water Finance Authority RB Series 2008 ROC-RR-II-R-9301 VRDN (Citigroup Financial Products, Inc. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	3,900	3,900,000
New York City Municipal Water Finance Authority RB Series 2010DD-2 VRDN (Bank of New York Mellon SBPA),
0.22%, 2/01/11(a)	3,100	3,100,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2005AA-1 VRDN (State Street Bank & Trust Co. SBPA, CalSTRS SBPA),
0.27%, 2/01/11(a)	5,300	5,300,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2006CC-1 VRDN (Bank of Nova Scotia SBPA),
0.24%, 2/01/11(a)	2,800	2,800,000
New York City Municipal Water Finance Authority Water & Sewer System RB (Second General Resolution Project) Series 2008BB-2 VRDN (Landesbank Hessen-Thueringen Girozentrale SBPA),
0.31%, 2/01/11(a)	1,350	1,350,000
New York City Municipal Water Finance Authority Water & Sewer System RB Eagle Trust Receipts Series 2009-0047A VRDN (Citibank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	2,200	2,200,000
New York City Municipal Water Finance Authority Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA),
0.23%, 2/01/11(a)	2,100	2,100,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1998C VRDN (Bayerische Landesbank Girozentrale SBPA),
0.31%, 2/01/11(a)	2,000	2,000,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 2010F-5 VRDN (Sumitomo Mitsui Banking Corp. LOC),
0.26%, 2/07/11(a)	14,000	14,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1C VRDN (JPMorgan Chase Bank N.A. Liquidity Facility),
0.27%, 2/01/11(a)	1,625	1,625,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-2F VRDN (Bayerische Landesbank Girozentrale Liquidity Facility),
0.32%, 2/01/11(a)	5,900	5,900,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3G VRDN (Bank of New York Mellon SBPA),
0.25%, 2/07/11(a)	3,300	3,300,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3B VRDN (Wells Fargo Bank N.A. SBPA),
0.22%, 2/01/11(a)	8,000	8,000,000

36	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Schedule of Investments (continued)	New York Money Fund
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Transitional Finance Authority RB (New York City Recovery Project) Sub-Series 2002-3E VRDN (Landesbank Baden-Wuerttemberg Girozentrale SBPA),
0.32%, 2/01/11(a)	$2,000	$2,000,000
New York City Transitional Finance Authority RB Sub-Series 2002-2A VRDN (Dexia Credit Local Liquidity Facility),
0.29%, 2/01/11(a)	2,600	2,600,000
New York City Trust for Cultural Resources RB (The American Museum Project) Series 2008A-1 VRDN (Bank of America N.A. SBPA),
0.28%, 2/01/11(a)	4,700	4,700,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC),
0.26%, 2/07/11(a)	1,500	1,500,000
New York Dormitory Authority RB (Columbia University Project) Series 2009A VRDN,
0.22%, 2/07/11(a)	4,850	4,850,000
New York Dormitory Authority RB (Cornell University Project) Series 2000B VRDN (JPMorgan Chase & Co. SBPA),
0.28%, 2/07/11(a)	5,800	5,800,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2H VRDN (Royal Bank of Canada LOC),
0.25%, 2/07/11(a)	3,195	3,195,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. Liquidity Facility),
0.29%, 2/07/11(a)(b)(c)	8,800	8,800,000
New York Dormitory Authority RB Municipal Trust Receipts Floaters (Columbia University Project) Series 2001-132 VRDN (Societe Generale Liquidity Facility),
0.30%, 2/07/11(a)(b)(c)	2,000	2,000,000
New York Housing Finance Agency RB (Economic Development Project) Series 2005C VRDN (Dexia Credit Local SBPA),
0.31%, 2/07/11(a)	2,500	2,500,000
New York Housing Finance Agency RB Series 2003M-1 VRDN (Bank of America N.A. LOC),
0.27%, 2/07/11(a)	4,560	4,560,000
New York Liberty Development Corp. RB (World Trade Center Project) Series 2010B-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.31%, 2/07/11(a)	1,160	1,160,000
New York Local Government Assistance Corp. RB Series 1995E VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.27%, 2/07/11(a)	4,000	4,000,000
New York Local Government Assistance Corp. RB Series 2008B-BV VRDN (GO of Corp. Insurance, JPMorgan Chase Bank N.A. SBPA),
0.25%, 2/07/11(a)	7,500	7,500,000
New York Mortgage Agency RB Series 2008-159 VRDN (Bank of America N.A. LOC),
0.30%, 2/07/11(a)	7,500	7,500,000
New York Power Authority TECP,
0.33%, 2/17/11	2,500	2,500,000
New York State Housing Finance Agency RB Series 2009 VRDN (Landesbank Hessen-Thuringen Girozentrale LOC),
0.30%, 2/07/11(a)	10,500	10,500,000
North Colonie Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 5/27/11	628	629,363
Orchard Park GO Series 2010 BAN,
1.25%, 10/26/11	830	834,225
Port Authority of New York & New Jersey RB Municipal Trust Receipts Floaters Series 2002-766 VRDN (AGM Corp. Insurance, Morgan Stanley Municipal Funding, Inc. Liquidity Facility),
0.30%, 2/07/11(a)(b)(c)	1,000	1,000,000
Port Authority of New York & New Jersey Series 2011B TECP,
0.30%, 3/07/11	1,415	1,415,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC),
0.34%, 2/07/11(a)	1,200	1,200,000
Rondout Valley Central School District Accord GO Series 2010 BAN,
1.25%, 6/15/11	1,800	1,803,938
Sachem Central School District GO Series 2010 TAN,
1.50%, 6/23/11	1,300	1,305,606
Scotia-Glenville Central School District GO Series 2010 BAN (State Aid Withholding Insurance),
1.25%, 8/12/11	1,225	1,228,841
Syracuse Industrial Development Agency RB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC),
0.25%, 2/01/11(a)	7,000	7,000,000
Tonawanda Town GO Series 2010 BAN,
1.50%, 9/08/11	610	613,382
Triborough Bridge & Tunnel Authority RB Series 2005A VRDN (Dexia Credit Local SBPA),
0.32%, 2/07/11(a)	3,800	3,800,000
Triborough Bridge & Tunnel Authority RB Series 2005B-2 VRDN (Dexia Credit Local SBPA),
0.32%, 2/07/11(a)	4,805	4,805,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 VRDN (Bank of America N.A. SBPA),
0.27%, 2/07/11(a)	2,340	2,340,000
Triborough Bridge & Tunnel Authority RB Series 2005B-4 VRDN (Landesbank Baden-Wurttemberg Girozentrale SBPA),
0.30%, 2/07/11(a)	6,555	6,555,000
Westhampton Beach Union Free School District GO Series 2010 TAN (State Aid Withholding Insurance),
1.25%, 6/30/11	1,465	1,469,898

		248,093,657

Puerto Rico – 0.6%
Commonwealth of Puerto Rico GO (Public Improvements Project) Series 2003-C5 VRDN (AGM Corp. Insurance, Dexia Credit Local SBPA),
0.29%, 2/07/11(a)	1,500	1,500,000

Total Investments (Cost $249,593,657*) – 99.9%		249,593,657
Other Assets Less Liabilities – 0.1%		164,325

Net Assets – 100.0%		$249,757,982

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011	37

Schedule of Investments (concluded)	New York Money Fund

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Total Investments[1]	–	$249,593,657	–	$249,593,657

[1]	See above Schedule of Investments for values in the state or political subdivision.

38	BLACKROCK LIQUIDITY FUNDS	JANUARY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Liquidity Funds

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Liquidity Funds

Date: March 25, 2011